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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-1A

                  REGISTRATION STATEMENT (NO. 33-19446) UNDER
                           THE SECURITIES ACT OF 1933

                          PRE-EFFECTIVE AMENDMENT NO.


                        POST-EFFECTIVE AMENDMENT NO. 39


                                      AND

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940


                                AMENDMENT NO. 41




                             VANGUARD FENWAY FUNDS
                (FORMERLY KNOWN AS VANGUARD EQUITY INCOME FUND)
         (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST

                      P.O. BOX 2600, VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482


IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE ON NOVEMBER 22, 2005, PURSUANT TO PARAGRAPH (A) OF RULE 485.








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

VANGUARD/(R)/ EQUITY INCOME FUND


Investor Shares & Admiral/(TM)/ Shares . November 22, 2005

STOCK
PROSPECTUS

This prospectus contains financial data for the Fund through the fiscal period ended March 31, 2005.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                     THE VANGUARD GROUP (R) LOGO

VANGUARD EQUITY INCOME FUND
Investor Shares and Admiral Shares
Prospectus


November 22, 2005



A Value Stock Mutual Fund

--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------


  1 FUND PROFILE
  4 ADDITIONAL INFORMATION
  4 MORE ON THE FUND
  8 THE FUND AND VANGUARD
  9 INVESTMENT ADVISORS
  10 DIVIDENDS, CAPITAL GAINS,
  AND TAXES
  12 SHARE PRICE
  13 FINANCIAL HIGHLIGHTS
 16 INVESTING WITH VANGUARD
   16 Buying Shares
   19 Converting Shares
   20 Redeeming Shares
   23 Exchanging Shares
   23 Frequent-Trading Limits
   25 Other Rules You Should Know
   27 Fund and Account Updates
   29 Contacting Vanguard


  GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 WHY READING THIS PROSPECTUS IS IMPORTANT

 This prospectus explains the investment objective, policies, strategies, and risks associated with the Fund. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk/(R)/ explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 SHARE CLASS OVERVIEW

 The Fund offers two separate classes of shares: Investor Shares and Admiral Shares. Please note that Admiral Shares are NOT available to:

-    SIMPLE IRAs and 403(b)(7) custodial accounts;
- Other retirement plan accounts receiving special administrative services from Vanguard; or
-    Accounts  maintained  by  financial   intermediaries,   except  in  limited
     circumstances.

 The Fund's separate share classes have different expenses; as a result, their investment performances will differ.
-------------------------------------------------------------------------------

1

FUND PROFILE


INVESTMENT OBJECTIVE
The Fund seeks to provide an above-average level of current income and reasonable long-term capital appreciation.

PRIMARY INVESTMENT STRATEGIES
The Fund invests mainly in common stocks of medium-size and large companies whose stocks pay above-average levels of dividend income and are considered to have the potential for capital appreciation. In addition, the advisors generally look for companies that they believe are committed to paying dividends consistently. The Fund uses multiple investment managers.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
- Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- Investment style risk, which is the chance that returns from mid- and large-capitalization value stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.
- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with a similar investment objective.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and the average equity income fund. Keep in mind that the Fund's past returns (before and after taxes) do not indicate how it will perform in the future.

----------------------------------------------------
              ANNUAL TOTAL RETURNS--INVESTOR SHARES
                      SCALE RANGE -40% to 60%
        ----------------------------------------------------

                              1995   37.34
                              1996   17.39
                              1997   31.17
                              1998   17.34
                              1999   -0.19
                              2000   13.57
                              2001   -2.34
                              2002  -15.65
                              2003   25.14
                              2004   13.57
      ----------------------------------------------------
 During the periods shown in the bar chart, the highest return for a calendar quarter was 15.74% (quarter ended June 30, 2003), and the lowest return for a quarter was -17.94% (quarter ended September 30, 2002).

  ------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------
                                     1 YEAR            5 YEARS         10 YEARS
--------------------------------------------------------------------------------
VANGUARD EQUITY INCOME
 FUND INVESTOR SHARES
 Return Before Taxes                 13.57%              5.86%         12.66%
 Return After Taxes on                11.61               4.49          10.77
  Distributions
 Return After Taxes on                 9.70               4.41          10.20
  Distributions and Sale
  of Fund Shares
VANGUARD EQUITY INCOME
 FUND ADMIRAL SHARES*
 Return Before Taxes                 13.69%                 --             --
--------------------------------------------------------------------------------
COMPARATIVE BENCHMARKS (reflect no deduction for fees, expenses, or taxes):
 STANDARD & POOR'S 500               10.88%             -2.30%         12.07%
 INDEX
 AVERAGE EQUITY INCOME                12.81               3.69          10.47
 FUND**
--------------------------------------------------------------------------------
* From the inception of the Fund's Admiral shares on August 13, 2001, through December 31, 2004, the average annual total returns were 5.28% for the Fund's Admiral Shares; 2.22% for the Standard & Poor's 500 Index; and 4.65% for the Average Equity Income Fund.
**   Derived from data provided by Lipper Inc.
--------------------------------------------------------------------------------

NOTE ON AFTER-TAX RETURNS. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When calculating after-tax return figures for a fund, we assume the shareholder was in the highest federal marginal income tax bracket at the time of each distribution of income or capital gains, but we do not consider state or local income taxes. Please note that actual after-tax returns will vary for a fund's separate share classes and are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. As is the case with all mutual funds, transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year, adjusted to account for the advisor realignment.




                                                      INVESTOR        ADMIRAL
                                                        SHARES         SHARES
SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                 None           None
Purchase Fee:                                             None           None
Sales Charge (Load) Imposed on Reinvested Dividends:      None           None
Redemption Fee:                                           None           None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                     0.28%          0.18%
12b-1 Distribution Fee:                                   None           None
Other Expenses:                                          0.02%          0.01%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.30%          0.19%

3


     The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.


                   1 YEAR   3 YEARS   5 YEARS    10 YEARS
---------------------------------------------------------
Investor Shares       $31       $97      $169      $381
Admiral Shares         19        61       107       243
---------------------------------------------------------



 THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  FUND EXPENSES

All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. We expect Vanguard Equity Income Fund's expense ratios to be as follows: for Investor Shares, 0.30%, or $3.00 per $1,000 of average net assets; for Admiral Shares, 0.19%, or $1.90 per $1,000 of average net assets. The average equity income mutual fund had expenses in 2004 of 1.47%, or $14.70 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry). Management expenses, which are one part of operating expenses, include investment advisory fees as well as other costs of managing a fund--such as account maintenance, reporting, accounting, legal, and other administrative expenses.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING


 Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or the capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS           CONVERSION FEATURES
Dividends are distributed               Investor Shares--May be converted to
quarterly in March, June,             Admiral Shares if you meet certain account
September, and December; capital      balance and tenure requirements
gains, if any, are distributed          Admiral Shares--May be converted to
in December.                          Investor Shares if you are no longer
                                      eligible for Admiral Shares

INVESTMENT ADVISORS
 o  Wellington Management Company, LLP,  NEWSPAPER ABBREVIATION
    Boston, Mass., since 2000            Investor Shares--EqInc
                                         Admiral Shares--EqIncAdml
 o  The Vanguard Group, Valley Forge,
    Pa., since 1998                      VANGUARD FUND NUMBER
                                         Investor Shares--65
                                         Admiral Shares--565


NET ASSETS (ALL SHARE CLASSES) AS OF     CUSIP NUMBER
March 31, 2005                           Investor Shares--921921102
$x.x billion                             Admiral Shares--921921300

SUITABLE FOR IRAS
Yes
                                         TICKER SYMBOL
MINIMUM INITIAL INVESTMENT               Investor Shares--VEIPX
 Investor Shares--$3,000; $1,000 for     Admiral Shares--VEIRX
IRAs (excluding SEP-IRAs) and  most
custodial accounts for minors
 Admiral Shares--$100,000
--------------------------------------------------------------------------------


MORE ON THE FUND

This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.

     The following sections explain the primary investment strategies and policies that the Fund uses in pursuit of its objective. The Fund's board of trustees, which oversees the Fund's management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.

MARKET EXPOSURE

The Fund invests mainly in common stocks of medium-size and large companies whose stocks pay above-average dividends. At the time of purchase by the Fund, a stock is usually out of favor with the investment community. Stocks purchased by the Fund are expected to produce a high and stable level of income and to have the potential for long-term capital appreciation. In the past, stocks with high dividend yields have tended to lag the overall stock market during periods when stock prices generally are rising and to outperform the market during periods of flat or declining prices.

5

[FLAG] THE FUND IS SUBJECT TO STOCK MARKET RISK,  WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.

 To illustrate the volatility of stock prices, the following table shows the best, worst, and average annual total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

         U.S. STOCK MARKET RETURNS (1926-2004)
----------------------------------------------------------
                     1 YEAR  5 YEARS  10 YEARS    20 YEARS
----------------------------------------------------------
Best                  54.2%    28.6%     19.9%     17.8%
Worst                     -    -12.4         -       3.1
                       43.1                0.8
Average                12.4     10.6      11.2      11.4
----------------------------------------------------------

 The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 2004. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 10.6%, average returns for individual 5-year periods ranged from -12.4% (from 1928 through 1932) to 28.6% (from 1995 through
1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or the Fund in particular.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                          GROWTH FUNDS AND VALUE FUNDS

Growth investing and value investing are two styles employed by stock-fund managers. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Value funds typically emphasize stocks whose prices are below average in relation to those measures; these stocks often have above-average dividend yields. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.
--------------------------------------------------------------------------------


[FLAG] THE FUND IS SUBJECT TO  INVESTMENT  STYLE RISK,  WHICH IS THE CHANCE THAT
     RETURNS FROM MID- AND LARGE-CAPITALIZATION VALUE STOCKS WILL TRAIL RETURNS FROM THE OVERALL STOCK MARKET. HISTORICALLY, MID-CAP STOCKS HAVE BEEN MORE VOLATILE IN PRICE THAN THE LARGE-CAP STOCKS THAT DOMINATE THE OVERALL MARKET, AND THEY OFTEN PERFORM QUITE DIFFERENTLY.


 Stocks of publicly traded companies and funds that invest in stocks are often classified according to market value, or market capitalization. These classifications typically include small-cap, mid-cap, and large-cap. It's important to understand that, for both companies and stock funds, market capitalization ranges change over time. Also, interpretations of size vary, and there are no "official" definitions of small-, mid-, and large-cap, even among Vanguard fund advisors. The asset-weighted median market capitalization of the Fund as of March 31, 2005, was $xx billion.

SECURITY SELECTION
Each investment advisor independently chooses and maintains a portfolio of investments for the Fund. The Fund's board of trustees designates the proportion of Fund assets to be managed by each advisor and may change these proportions at any time.
 The advisors use active investment management methods, which means they buy and sell securities based on their judgments about the financial prospects of companies, about the prices of the securities, and about the stock market and economy in general. Each advisor uses different processes to select securities for its portion of the Fund's assets; however, each is committed to buying stocks that it believes will produce above-average income and that, in the advisor's opinion, have the potential for long-term capital growth.


     Wellington Management Company, LLP (Wellington Management), which manages about 60% of the Fund's assets, employs a fundamental approach to identify desirable individual stocks, seeking those that typically offer above-average dividend yields, below-average valuations, and the potential for dividend increases in the future. Securities are sold when an investment is no longer considered as attractive as other available investments, based on Wellington Management's fundamental valuation approach.
     The Vanguard Group (Vanguard) manages about 40% of the Fund's assets, investing mainly in common stocks of established, medium-size and large companies that pay above-average dividends and have the potential for capital appreciation. Often, the advisor purchases securities that are out of favor with the investment community.


[FLAG] THE FUND IS  SUBJECT  TO  MANAGER  RISK,  WHICH IS THE  CHANCE  THAT POOR
     SECURITY SELECTION WILL CAUSE THE FUND TO UNDERPERFORM OTHER FUNDS WITH A SIMILAR INVESTMENT OBJECTIVE.

 The Fund is generally managed without regard to tax ramifications.

OTHER INVESTMENT POLICIES AND RISKS
Under normal circumstances, the Fund will invest at least 80% of its assets in stocks, also known as equity securities. The Fund's policy of investing at least 80% of its assets in stocks may only be changed upon 60 days' notice to shareholders. Besides investing in dividend- paying stocks, the Fund may make other kinds of investments to achieve its objective.
 Although the Fund typically does not make significant investments in foreign securities, it reserves the right to invest up to 20% of its assets this way. Foreign securities may be traded on U.S. or foreign markets. To the extent that it owns foreign securities, the Fund is subject to (1) country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets; and (2) currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

     The Fund may invest, to a limited extent, in derivatives. Generally speaking, a derivative is a financial contract whose value is based on the value of a traditional security (such as a stock or bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of underlying securities, assets, or market indexes. The Fund will not use derivatives for speculation or for the purpose of leveraging (magnifying) investment returns.

7


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT

                                   DERIVATIVES


Derivatives can take many forms. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value.
--------------------------------------------------------------------------------


 Vanguard typically invests a small portion of the Fund's assets in stock index futures and/or shares of exchange-traded funds (ETFs), including VIPER Shares issued by Vanguard stock index funds. Stock index futures and ETFs provide returns similar to those of common stocks. The advisor may purchase them when doing so will reduce the Fund's transaction costs or add value because the instruments are favorably priced. Vanguard receives no additional revenue from investing Fund assets in VIPER Shares of other Vanguard funds. Fund assets invested in VIPER Shares are excluded when allocating to the Fund its share of the costs of Vanguard operations.

CASH MANAGEMENT

Vanguard may invest the Fund's daily cash balance in one or more Vanguard/(R)/ CMT Funds, which are very low-cost money market funds. The Fund is permitted to invest in the CMT Funds under the terms of an exemption granted by the Securities and Exchange Commission (SEC). When investing in a CMT Fund, the Fund bears its proportionate share of the "at-cost" expenses of the Vanguard CMT Fund in which it invests.


TEMPORARY INVESTMENT MEASURES

The Fund may temporarily depart from its normal investment policies--for instance, by allocating substantial assets to cash investments--in response to extraordinary market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses, but may otherwise fail to achieve its investment objective.

FREQUENT TRADING OR MARKET-TIMING

BACKGROUND
Some investors try to profit from strategies involving frequent trading of mutual fund shares, such as market-timing. As money is shifted into and out of a fund by a shareholder engaging in frequent trading, a fund incurs costs for buying and selling securities, resulting in increased brokerage and administrative costs. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Frequent trading may also interfere with an advisor's ability to efficiently manage the fund. Policies to Address Frequent Trading.
     The Vanguard funds (other than money market funds, short-term bond funds, and VIPER/(R)/ Shares) do not knowingly accommodate frequent trading. The board of trustees of each Vanguard fund has adopted policies and procedures reasonably designed to detect and discourage frequent trading and, in some cases, to compensate the funds for the costs associated with it. Although there is no assurance that Vanguard will be able to detect or prevent frequent trading or market-timing in all circumstances, the following policies have been adopted to address these issues.

- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--without notice and regardless of size. A purchase request could be rejected if Vanguard determines that such purchase may disrupt a fund's operation or performance or because of a history of frequent trading by the investor.

- Each Vanguard fund (other than money market funds, short-term bond funds, and VIPER Shares) generally limits an investor's purchases or exchanges into a fund account for 60 calendar days after the investor has redeemed or exchanged out of that fund account.

- Certain Vanguard funds charge shareholders purchase and/or redemption fees on transactions.

 See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.
 Each fund (other than money market funds), in determining its net asset value, may use fair-value pricing as described in the SHARE PRICE section. When used, fair-value pricing may reduce or eliminate the profitability of certain frequent-trading strategies.

 DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

TURNOVER RATE

Although the Fund normally seeks to invest for the long term, it may sell securities regardless of how long they have been held. The FINANCIAL HIGHLIGHTS section of this prospectus shows historical turnover rates for the Fund. A turnover rate of 100%, for example, would mean that the Fund had sold and replaced securities valued at 100% of its net assets within a one-year period. The average turnover rate for large-cap value stock funds was approximately 72%, as reported by Morningstar, Inc., on September 30, 2004.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs, which are not included in the fund's expense ratio, could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income.
--------------------------------------------------------------------------------



THE FUND AND VANGUARD

The Fund is a member of The Vanguard Group, a family of 36 investment companies with more than 130 funds holding assets in excess of $875 billion. All of the funds that are members of The Vanguard Group share in the expenses associated with administrative services and business operations, such as personnel, office space, equipment, and advertising.
 Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund (or in the case of a fund with multiple share classes, each share class of the fund) pays its allocated share of The Vanguard Group's marketing costs.

9

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. The management fees charged by these companies include a profit component over and above the companies' cost of providing services. By contrast, Vanguard provides services to its member funds on an
"at-cost" basis, with no profit component, which helps to keep the funds' expenses low.
--------------------------------------------------------------------------------


INVESTMENT ADVISORS

The Fund uses a multimanager approach to investing its assets.
     Each advisor named below independently manages its assigned portion of the Fund's assets, subject to the supervision and oversight of Vanguard and the board of trustees.

- Wellington Management Company, LLP, 75 State Street, Boston, MA 02109, is an investment advisory firm founded in 1928. As of March 31, 2005, Wellington Management managed about $470 billion in assets.
- The Vanguard Group, P.O. Box 2600, Valley Forge, PA 19482, which began operations in 1975, serves as advisor to the Fund through its Quantitative Equity Group. As of March 31, 2005, Vanguard's Quantitative Equity Group served as advisor for about $337 billion in assets.

     The Fund pays Wellington Management on a quarterly basis. The quarterly fee is based on certain annual percentage rates applied to average net assets managed by the advisor over the quarterly period. In addition, the quarterly fee is increased or decreased based on the advisor's performance in comparison with that of a benchmark index. For these purposes, the cumulative total return of Wellington Management's portion of the Fund over a trailing 36-month period is compared with that of the Lipper Equity Income Fund Average over the same period. The Fund pays Vanguard on an at-cost basis for the investment advisory and other services Vanguard provides.
 Please consult the Fund's Statement of Additional Information for more information about the Fund's investment advisory arrangements.
     For the fiscal year ended March 31, 2005, the advisory fees and expenses represented an effective annual rate of 0.11% of the Fund's average net assets before a performance-based decrease of 0.01%.
     Under the terms of an SEC exemption, the Fund's board of trustees may, without prior approval from shareholders, change the terms of an advisory agreement or hire a new investment advisor--either as a replacement for an existing advisor or as an additional advisor. Any significant change in the Fund's advisory arrangements will be communicated to shareholders in writing. As the Fund's sponsor and overall manager, The Vanguard Group may provide additional investment advisory services to the Fund, on an at-cost basis, at any time. Vanguard may also recommend to the board of trustees that an advisor be hired, terminated, or replaced, or that the terms of an existing advisory agreement be revised.
     For a discussion of why the board of trustees' approved the Fund's investment advisory agreements, see the Fund's report to shareholders covering the period from October 1, 2005, through March 31, 2005.

     GEORGE U. SAUTER is Chief Investment Officer and Managing Director of Vanguard. As Chief Investment Officer, he is responsible for the oversight of approximately $600 billion managed by Vanguard's Quantitative Equity and Fixed Income Groups. The investments managed by these two groups include active quantitative equity funds, equity index funds, active bond funds, index bond funds, stable value funds, and money market funds. Since joining Vanguard in 1987, Mr. Sauter has been a key contributor to the development of Vanguard's stock indexing and active quantitative equity investment strategies. He received his A.B. in Economics from Dartmouth College and an M.B.A. in Finance from the University of Chicago.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                          THE FUND'S PORTFOLIO MANAGERS

The managers primarily responsible for the day-to-day management of the Fund's portfolios are:

JOHN R. RYAN, CFA, Senior Vice President and Managing Partner of Wellington Management. He has worked in investment management with Wellington Management since 1981 and has managed a portion of the Fund since 2000. Education: B.S., Lehigh University; M.B.A., University of Virginia.

JAMES P. STETLER, Principal of Vanguard. He has been with Vanguard since 1982; has worked in investment management since 1996; and has managed a portion of the Fund since 2003. Education: B.S., Susquehanna University; M.B.A., Saint Joseph's University.
--------------------------------------------------------------------------------


     The Statement of Additional Information provides information about each portfolio manager's compensation, other accounts under management, and ownership of securities of the Fund.

DIVIDENDS, CAPITAL GAINS, AND TAXES

FUND DISTRIBUTIONS
The Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses) as well as any net capital gains realized from the sale of its holdings. Income dividends generally are distributed in March, June, September, and December; capital gains distributions generally occur in December. You can receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS

As a shareholder, you are entitled to your portion of a fund's income from interest and dividends as well as gains from the sale of investments. Income consists of both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year. You receive the fund's earnings as either a dividend or capital gains distribution.
--------------------------------------------------------------------------------

11

BASIC TAX POINTS

Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, investors in taxable accounts should be aware of the following basic tax points:
- Distributions are taxable to you for federal income tax purposes, whether or not you reinvest these amounts in additional Fund shares.
- Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
- Any dividend and short-term capital gains distributions that you receive are taxable to you as ordinary income for federal income tax purposes. If you are an individual and meet certain holding-period requirements with respect to your Fund shares, you may be eligible for reduced federal tax rates on "qualified dividend income," if any, distributed by the Fund.
- Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.
- Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows.
- A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
- Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.
- Any conversion between classes of shares of the same fund is a nontaxable event. By contrast, an exchange between classes of shares of different funds is a taxable event.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               "BUYING A DIVIDEND"

Unless you are investing through a tax-deferred  retirement  account (such as an
IRA), you should consider avoiding a purchase of fund shares shortly before the fund makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price will drop to $19 (not counting market change).
You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------


GENERAL INFORMATION

BACKUP WITHHOLDING. By law, Vanguard must withhold 28% of any taxable distributions or redemptions from your account if you do not:
-    Provide us with your correct taxpayer identification number;
-    Certify that the taxpayer identification number is correct; and
- Confirm that you are not subject to backup withholding. Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.
FOREIGN INVESTORS. Vanguard funds generally are not sold outside the United States, except to certain qualified investors. If you reside outside the United States, please consult our website at www.vanguard.com and review "Non-U.S. Investors." Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.
INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax advisor for detailed information about a fund's tax consequences for you.


SHARE PRICE
The Fund's share price, called its net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. NAV per share is computed by dividing the net assets allocated to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of the Fund's assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.

     Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party. The values of any mutual fund shares held by a fund are based on the NAVs of the underlying mutual funds in the case of conventional share classes) or the market value of the shares (in the case of exchange-traded fund shares, such as VIPERs).

     When reliable market quotations are not readily available, securities are priced at their fair value, which is the price a security's owner might reasonably expect to receive upon its sale. A fund also may use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, which may trade on foreign exchanges that close many hours before the fund's pricing time. Intervening events might be company-specific (e.g., earnings report, merger announcement); country-specific (e.g., natural disaster, economic or political news, act of terrorism, interest rate change); or global. Intervening events include price movements in U.S. markets that are deemed to affect the value of foreign securities. Although rare, fair-value pricing also may be used for domestic securities--for example, if (1) trading in a security is halted and does not resume before the fund's pricing time or if a security does not trade in the course of a day, and (2) the fund holds enough of the security that its price could affect the fund's NAV.
     Fair-value prices are determined by Vanguard according to procedures adopted by the board of trustees. When fair-value pricing is employed, the prices of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities.
     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.

13

FINANCIAL HIGHLIGHTS


The following financial highlights tables are intended to help you understand the Fund's financial performance for the periods shown, and certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). The information for the six-month period ended March 31, 2005, has not been audited by an independent registered public accounting firm. The information for all other periods in the table through September 30, 2004, has been derived from the financial statements audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report--along with the Fund's financial statements--is included in the Fund's most recent annual report to shareholders. To receive a free copy of the latest annual or semiannual report, you may access a report online at www.vanguard.com or you may contact Vanguard by telephone or by mail.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                   HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

This explanation uses the Fund's Investor Shares as an example. The Investor Shares began the fiscal period ended March 31, 2005, with a net asset value (price) of $xx.xx per share. During the period, each Investor Share earned

$0.xxx from investment income (interest and dividends) and $xx.xx from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

Shareholders received $x.xxx per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The share price at the end of the period was $xx.xx, reflecting earnings of $x.xxx per share and distributions of $x.xxx per share. This was an increase of $0.26 per share (from $xx.xx at the beginning of the period to $xx.xx at the end of the period). For a shareholder who reinvested the distributions in the purchase of more shares, the total return was x.xx% for the period.

As of March 31, 2005, the Investor Shares had approximately $x.x billion in net assets. For the period, the expense ratio was 0.xx% ($x.x0 per $1,000 of net assets), and the net investment income amounted to x.xx% of average net assets. The Fund sold and replaced securities valued at xx% of its net assets.
--------------------------------------------------------------------------------



EQUITY INCOME FUND INVESTOR SHARES
                                                  SIX
                                                MONTHS
                                                 ENDED                             YEAR ENDED SEPTEMBER 30,
                                              MAR. 31,     ------------------------------------------------------------------
                                                  2005         2004         2003          2002         2001         2000
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD            $22.82         $20.11       $17.36        $22.22     $24.06       $24.14
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                            .xxx           .576          .50           .48       .539          .62
 Net Realized and Unrealized Gain (Loss)         x.xxx          3.196         2.75         (4.26)     (.699)         .81
 on Investments
-------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                x.xxx          3.772         3.25         (3.78)     (.160)        1.43

-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income            (.xxx)         (.585)        (.50)         (.48)     (.540)        (.64)
 Distributions from Realized Capital Gains      (x.xxx)         (.477)        --            (.60)    (1.140)        (.87)
-------------------------------------------------------------------------------------------------------------------------------
 Total Distributions                            (x.xxx)        (1.062)        (.50)        (1.08)    (1.680)       (1.51)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $XX.XX         $22.82       $20.11        $17.36     $22.22       $24.06

-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                     X.XX%         19.07%       18.87%       -17.89%     -0.81%        6.28%
-------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Net Assets, End of Period (Millions)           $x,xxx         $2,838       $2,221        $1,776     $2,182       $2,420
 Ratio of Total Expenses to Average
   Net Assets*                                 0.xx%**          0.32%        0.45%         0.46%      0.47%        0.43%
 Ratio of Net Investment Income to Average
   Net Assets                                  x.xx%**          2.61%        2.61%         2.21%      2.26%        2.59%
 Turnover Rate                                   xx%**            36%          55%           21%        31%          36%
 *Includes performance-based investment advisory fee increases (decreases) of 0.00%, 0.03%, 0.03%, 0.02%, and (0.02%).
**Annualized.

15


EQUITY INCOME FUND ADMIRAL SHARES
-----------------------------------------------------------------------------------------------------
                                     SIX
                                   MONTHS           YEAR ENDED SEPTEMBER 30,                AUG. 13*
                                    ENDED      ------------------------------------               TO
                                  MAR. 31,                                                 SEPT. 30,
                                     2005        2004          2003           2002              2001
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD               $xx.xx      $42.15        $36.39         $46.57            $50.00
-----------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS

 Net Investment Income               x.xx        1.255        1.078          1.040              .128
 Net Realized and Unrealized Gain
  (Loss) on Investments             x.xx        6.698         5.770         (8.918)           (3.301)
-----------------------------------------------------------------------------------------------------
 Total from Investment Operations    x.xx       7.953         6.848         (7.878)           (3.173)
-----------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income                 (x.xx)     (1.273)      ( 1.088)        (1.044)            (.257)
 Distributions from Realized
  Capital Gains                     (x.xx)     (1.000)           --         (1.258)               --
-----------------------------------------------------------------------------------------------------
 Total Distributions              (x.xxx)      (2.273)       (1.088)        (2.302)            (.257)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END  OF PERIOD    $xx.xx       $47.83       $42.15         $36.39            $46.57
=====================================================================================================
TOTAL RETURN                       xx.xx       19.19%        18.98%        -17.80%            -6.31%
=====================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
    Period (Millions)                $xxx        $610          $416           $253              $162
 Ratio of Total
  Expenses to Average
  Net Assets**                      x.xx%       0.22%         0.35%          0.39%            0.39%+
 Ratio of Net Investment
  Income to Average Net Assets      x.xx%       2.71%         2.71%          2.29%            2.11%+
 Turnover Rate                        xx%         36%           55%            21%               31%
=====================================================================================================
*    Inception.
**   Includes performance-based investment advisory fee increases (decreases) of
     0.00%, 0.03%, 0.03%, and 0.02%.
+    Annualized.

--------------------------------------------------------------------------------
 INVESTING WITH VANGUARD

This  section  of the  prospectus  explains  the basics of doing  business  with
Vanguard.   Be  sure  to  carefully  read  each  topic  that  pertains  to  your relationship with Vanguard. Vanguard reserves the right to change these policies, without prior notice to shareholders.
                                  BUYING SHARES
                                CONVERTING SHARES
                                REDEEMING SHARES
                                EXCHANGING SHARES
                             FREQUENT-TRADING LIMITS
                            OTHER RULES YOU SHOULD KNOW
                            FUND AND ACCOUNT UPDATES
                               CONTACTING VANGUARD
--------------------------------------------------------------------------------






BUYING SHARES


ACCOUNT MINIMUMS FOR INVESTOR SHARES
TO OPEN AND MAINTAIN AN ACCOUNT. $3,000 for regular accounts; $1,000 for IRAs (excluding SEP-IRAs) and most custodial accounts for minors.
TO ADD TO AN EXISTING ACCOUNT. $50 by Automatic Investment Plan; $100 by check, exchange, or electronic bank transfer (other than Automatic Investment Plan); $1,000 by wire.


     Vanguard reserves the right, without prior notice, to increase or decrease the minimum amount required to open or maintain an account, or to add to an existing account.
ACCOUNT MINIMUMS FOR ADMIRAL SHARES
TO OPEN AND MAINTAIN AN ACCOUNT. $100,000 for new investors. Shareholders who are registered on Vanguard.com, have held shares of the Fund for ten years, and have $50,000 or more in that Fund account are eligible to convert their Investor Shares into Admiral Shares. See Converting Shares. Institutional clients should contact Vanguard for information on special rules that may apply to them. TO
ADD TO AN EXISTING ACCOUNT. $50 by Automatic Investment Plan; $100 by check, exchange, or electronic bank transfer (other than Automatic Investment Plan); $1,000 by wire.
     Vanguard reserves the right, without prior notice, to increase or decrease the minimum amount required to open or maintain an account, or to add to an existing account.

     Investment minimums may differ for certain categories of investors.

17


HOW TO BUY SHARES
ONLINE TRANSACTIONS. You may open certain types of accounts, request electronic bank transfers, and exchange the proceeds of a redemption from one fund to purchase shares in a new or existing fund account through our website at www.vanguard.com.

BY TELEPHONE. You may call Vanguard to request a purchase of shares by wire or by an exchange (using the proceeds from the sale of shares in another Vanguard fund). You may also request the forms needed to open a new account.
BY MAIL. You may send your check and account registration form to open a new account at Vanguard. To add to a fund account, you may send your check with an Invest-by-Mail form (from your account statement), send written purchase instructions to add to a fund account, or print a deposit slip online (available under "Buy, by Check") and send it with your check. All must be in good order. BY ELECTRONIC BANK TRANSFER. To perform electronic bank transfers, you must designate a bank account online, or by completing a special form or the appropriate section of your account registration form. You can then make purchases on a regular schedule (Automatic Investment Plan) or whenever you wish by electronic bank transfer. Your transaction can be accomplished online, by telephone, or by mail if your request is in good order. For further information about these options, consult our website at www.vanguard.com or see Contacting Vanguard.
GOOD ORDER. You must include complete and accurate required information on your purchase request. See Other Rules You Should Know--Good Order. The requirements vary among types of accounts and transactions.

TYPES OF PURCHASES
BY CHECK. You may mail your check and a completed account registration form to Vanguard to open a new account. When adding to an existing account, send your check with an Invest-by-Mail form detached from your last account statement or print a deposit slip online. Make your check payable to: Vanguard--65. For addresses, see Contacting Vanguard.
BY EXCHANGE. You may purchase shares with the proceeds of a redemption from another Vanguard fund. See Exchanging Shares, Frequent-Trading Limits, and Other Rules You Should Know.
BY AUTOMATIC INVESTMENT PLAN OR BY OTHER ELECTRONIC BANK TRANSFER. You may make purchases on a regular schedule (Automatic Investment Plan) or whenever you wish by electronic bank transfer. Your transaction can be accomplished online, by telephone, or by mail if your request is in good order.

BY WIRE. Call Vanguard to purchase shares by wire. See Contacting Vanguard.

YOUR PURCHASE PRICE
BY CHECK (TO PURCHASE ALL FUNDS OTHER THAN MONEY MARKET FUNDS), BY EXCHANGE, OR BY WIRE. You buy shares at a fund's NAV determined as of your trade date. A purchase request received by Vanguard before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time) receives a trade date of the same day, and a purchase request received after that time receives a trade date of the first business day following the date of receipt.
BY CHECK (TO PURCHASE MONEY MARKET FUNDS ONLY). For a check purchase request received by Vanguard before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), the trade date is the first business day following the date of receipt. For a purchase request received after that time, the trade date is the second business day following the date of receipt. Because money market instruments must be purchased with federal funds and it takes a money market mutual fund one business day to convert check proceeds into federal funds, the trade date is always one day later than for other funds.

BY ELECTRONIC BANK TRANSFER (OTHER THAN AUTOMATIC INVESTMENT PLAN). For all Vanguard funds, a purchase request received by Vanguard on a business day before 10 p.m., Eastern time, will receive a trade date of the following business day.

BY ELECTRONIC BANK TRANSFER (WITH AUTOMATIC INVESTMENT PLAN). Your Vanguard account's trade date will be one business day before the date you designated for withdrawal from your bank account.

For further information about these options, consult our website at www.vanguard.com or see Contacting Vanguard.

PURCHASE RULES YOU SHOULD KNOW
^ADMIRAL SHARES. Please note that Admiral Shares are NOT available for:
-    SIMPLE IRAs and 403(b)(7) custodial accounts;
- Other retirement plan accounts receiving special administrative services from Vanguard; or
-    Accounts  maintained  by  financial   intermediaries,   except  in  limited
     circumstances.

^CHECK PURCHASES. All purchase checks must be written in U.S. dollars and drawn on a U.S. bank. Vanguard does not accept cash, traveler's checks, or money orders. In addition, to protect the funds from fraud, Vanguard may refuse "starter checks" and checks that are not made payable to Vanguard.


^NEW ACCOUNTS. We are required by law to obtain from you certain personal information that we will use to verify your

19

identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, Vanguard reserves the right to close your account or take such other steps as we deem reasonable.

^FUTURE PURCHASES. Vanguard reserves the right to reject any purchase request at any time and without notice, including purchases requested by exchange from another Vanguard fund. This also includes the right to reject any purchase request because of a history of frequent trading by the investor or because the purchase may disrupt a fund's operation or performance. In addition, all Vanguard funds reserve the right to stop selling shares.
^LARGE PURCHASES. Please call Vanguard before attempting to invest a large dollar amount.
^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will not cancel any transaction request received by telephone or through Vanguard.com once it has been confirmed. In the case of written transaction requests, Vanguard will not cancel any transaction once it has been processed.


CONVERTING SHARES
A CONVERSION BETWEEN SHARE CLASSES OF THE SAME FUND IS A NONTAXABLE EVENT.

PRICING OF SHARE CLASS CONVERSIONS

If you convert from one class of shares to another, the transaction will be based on the respective share prices of the separate classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day's share prices. At the time of conversion, the total dollar value of your "old" shares will equal the total dollar value of your "new" shares. However, subsequent share price fluctuations may decrease or increase the total dollar value of your "new" shares compared with that of your "old" shares.

CONVERSIONS FROM INVESTOR SHARES INTO ADMIRAL SHARES
Shares purchased before the issuance of Admiral Shares are considered
Investor Shares.
SELF-DIRECTED CONVERSIONS. You may convert Investor Shares into Admiral Shares at any time if your account balance in the Fund is at least $100,000. Registered users of Vanguard.com may request a conversion to Admiral Shares online, or you may contact Vanguard by telephone or by mail to request this transaction. See Contacting Vanguard.
TENURE CONVERSIONS. You are eligible
for a self-directed conversion from Investor Shares into Admiral Shares if you have had an account in the Fund for ten years, that account balance is at least $50,000, and you are registered with Vanguard.com. Registered users of Vanguard.com may request a tenure conversion online, or you may contact Vanguard by telephone or by mail to request this transaction. AUTOMATIC CONVERSIONS. The Fund conducts periodic reviews of account balances and may convert an eligible investor's Investor Shares into Admiral Shares. The Fund will notify the investor in writing before any automatic conversion into Admiral Shares. You may instruct the Fund if you do not wish to convert to the lower-cost Admiral Shares. Automatic conversions do not apply to accounts that qualify for Admiral Shares on the basis of tenure in the Fund.

MANDATORY  CONVERSIONS  INTO INVESTOR SHARES
If an investor no longer meets the requirements for Admiral Shares, the Fund may convert the investor's Admiral Shares into Investor Shares. A decline in the investor's account balance because of market movement may result in such a conversion. The Fund will notify the investor in writing before any mandatory conversion into Investor Shares.



REDEEMING SHARES

HOW TO REDEEM SHARES
Be sure to check Other Rules You Should Know before initiating your request.

ONLINE TRANSACTIONS. You may redeem shares, initiate electronic bank transfers, and exchange the proceeds of a redemption from one fund to purchase shares of another fund through our website at www.vanguard.com.
BY TELEPHONE. You may call Vanguard by telephone to request a redemption. See Contacting Vanguard.
BY MAIL. You may send your written redemption instructions in good order to Vanguard. See Contacting Vanguard.
BY ELECTRONIC BANK TRANSFER. To perform electronic bank transfers, you must designate a bank account online, or by completing a special form or the appropriate section of your account registration form. You can then make redemptions on a regular schedule (Automatic Withdrawal Plan) or whenever you wish by electronic bank transfer. For further information about these options, consult our website at www.Vanguard.com or see Contacting Vanguard.
GOOD ORDER. You must include complete and accurate required information on your redemption request. See Other Rules You Should Know--Good Order. The requirements vary among types of accounts and transactions.

TYPES OF REDEMPTIONS

BY CHECK. Unless instructed otherwise, Vanguard will mail you a check, normally within two business days of your trade date.

21

BY EXCHANGE.  You may instruct Vanguard to apply the proceeds of your redemption
to  purchase   shares  of  another   Vanguard  fund.   See  Exchanging   Shares,
Frequent-Trading Limits, and Other Rules You Should Know.

BY AUTOMATIC WITHDRAWAL PLAN OR BY OTHER ELECTRONIC BANK TRANSFER. You may make redemptions on a regular schedule (Automatic Withdrawal Plan) or whenever you wish by electronic bank transfer. Proceeds of redeemed shares will be credited to your bank account two business days after your trade date. The minimum electronic redemption is $100.

BY WIRE. When redeeming from a money market fund or a bond fund, you may instruct Vanguard to wire your redemption proceeds ($1,000 minimum) to a previously designated bank account. Wire redemptions generally are not available for Vanguard's balanced or stock funds. The wire redemption option is not automatic; you must establish it either online or by completing a special form or the appropriate section of your account registration form. Vanguard charges a $5 fee for wire redemptions under $5,000.
Money Market Funds: For telephone requests received by Vanguard before 10:45 a.m., Eastern time (2 p.m., Eastern time, for Vanguard Prime Money Market Fund), the redemption proceeds will leave Vanguard by the close of business that same day. For other requests received before 4 p.m., Eastern time, the redemption proceeds will leave Vanguard by the close of business on the following business day.
Bond Funds: For requests received by Vanguard before 4 p.m., Eastern time, the redemption proceeds will leave Vanguard by the close of business on the following business day.


YOUR REDEMPTION PRICE
You redeem shares at a fund's next-determined NAV after Vanguard receives your redemption request, including any special documentation required under the circumstances. For example, if your request is received by Vanguard before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), your shares are redeemed at that day's NAV. This is known as your trade date. The trade date for Automatic Withdrawal Plan redemptions is two business days prior to the date you designated for the proceeds to be in your bank account.


REDEMPTION RULES YOU SHOULD KNOW
^SPECIAL ACCOUNTS. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts. ^POTENTIALLY DISRUPTIVE REDEMPTIONS. Vanguard reserves the right to pay all or part of your redemption in kind--that is, in the form of securities--if we reasonably believe that a cash redemption would disrupt the fund's operation or performance or that the shareholder may be engaged in frequent trading. Under these circumstances, Vanguard also reserves the right to delay payment of your redemption proceeds for up to seven calendar days. By calling us before you attempt to redeem a large dollar amount, you may avoid in-kind or delayed payment of your redemption. Please see Frequent-Trading Limits for information about Vanguard's policies to limit frequent trading.
^RECENTLY PURCHASED SHARES. Although you can redeem shares at any time, proceeds may not be made available to you until the Fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or by electronic bank transfer. If you have written a check on a Fund with checkwriting privileges, that check may be rejected if your fund account does not have a sufficient balance.


^SHARE CERTIFICATES. If share certificates have been issued for your account, those shares cannot be redeemed until you return the certificates (unsigned) to Vanguard by registered mail. For the correct address, see Contacting Vanguard. ^ADDRESS CHANGE. If you change your address online or by telephone, there may be a 15-day hold on online and telephone redemptions. Address change confirmations are sent to both the old and new addresses.
^PAYMENT TO A DIFFERENT PERSON OR ADDRESS. At your request, we can make your redemption check payable to a different person or send it to a different address. However, this requires the written consent of all registered account owners and may require a signature guarantee. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee.

^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will not cancel any transaction request received by telephone or Vanguard.com once it has been confirmed. In the case of written transaction requests, Vanguard will not cancel any transaction once it has been processed.

^EMERGENCY CIRCUMSTANCES. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the SEC.

23

EXCHANGING SHARES


An exchange occurs when the assets redeemed from one Vanguard fund are used to purchase shares in another Vanguard fund. All open Vanguard funds accept exchange requests online (through your account registered with Vanguard.com), by telephone, or by mail.
     Please note that Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason.


FREQUENT-TRADING LIMITS

Because excessive transactions can disrupt management of a fund and increase the fund's costs for all shareholders, Vanguard places certain limits on frequent trading in the Vanguard funds. Each Vanguard fund (other than money market funds, short-term bond funds, and VIPER Shares) limits an investor's purchases or exchanges into a fund account for 60 calendar days after the investor has redeemed or exchanged out of that fund account.

 The policy does not apply to the following:

-    Purchases of shares with fund dividend or capital gains distributions.
- Transactions through Vanguard's Automatic Investment Plan, Automatic Exchange Service, Direct Deposit Service, Automatic Withdrawal Plan,
     Required Minimum Distribution Service, and Vanguard Small Business Online/(R)/.
-    Redemptions of shares to pay fund or account fees.
- Transaction requests submitted by mail to Vanguard from shareholders who hold their accounts directly with Vanguard. (Transactions submitted by fax or wire are not mail transactions and are subject to the policy.)
-    Transfers and re-registrations of shares within the same fund.
-    Purchases of shares by asset transfer or direct rollover.
-    Conversions of shares from one share class to another in the same fund.
-    Checkwriting redemptions.
-    Section 529 college savings plans.
- Certain approved institutional portfolios and asset allocation programs, as well as Vanguard mutual funds that invest in other Vanguard mutual funds. For participants in employer-sponsored defined contribution plans (other than those served by the Vanguard Small Business Services Department), the frequent-trading policy does not apply to:
- Purchases of shares with participant payroll or employer contributions or loan repayments.

-    Purchases of shares with fund dividend or capital - gains distributions.
-    Distributions, loans, and in-service withdrawals from a plan.
- Redemptions of shares as part of a plan termination or at the direction of the plan.
-    Automated   transactions   executed  during  the  first  six  months  of  a
     participant's enrollment in the Vanguard Managed Account Program.
-    Redemptions of shares to pay fund or account fees.
-    Share or asset transfers or rollovers.
-    Re-registrations of shares.
-    Conversions of shares from one share class to another in the same fund.

ACCOUNTS HELD BY INSTITUTIONS (OTHER THAN DEFINED CONTRIBUTION PLANS)
Vanguard will systematically monitor for frequent trading in institutional clients' accounts. If we detect suspicious trading activity, we will investigate and take appropriate action, which may include applying to the client's account the 60-day policy previously described, prohibiting a client's purchases of fund shares, and/or eliminating the client's exchange privilege.


ACCOUNTS HELD BY INTERMEDIARIES
When intermediaries establish accounts in Vanguard funds for their clients, we cannot always monitor the trading activity of individual clients. However, we review trading activity at the omnibus level, and if we detect suspicious activity, we will seek to investigate and take appropriate action. If necessary, Vanguard may prohibit additional purchases of fund shares by an intermediary or by certain of the intermediary's clients. Intermediaries may also monitor their client's trading activities in the Vanguard funds.
     For those Vanguard funds that charge or redemption fees, intermediaries will be asked to assess fees on shareholder and participant accounts and remit these fees to the funds. The application of purchase and redemption fees and frequent-trading policies may vary among intermediaries. There are no assurances that Vanguard will successfully identify all intermediaries or that intermediaries will properly assess purchase or redemption fees or administer frequent-trading policies.
     For funds to which fees apply, intermediaries will be expected to begin to assess purchase and redemption fees within the next year. Intermediaries may be provided additional time if needed to address systems issues. If you invest with Vanguard through an intermediary, please read that firm's materials carefully to learn of any other rules or fees that may apply.

25

OTHER RULES YOU SHOULD KNOW

VANGUARD.COM/(R)/ ^REGISTRATION. If you are a registered user of Vanguard.com, you can use your personal computer to review your account holdings; to buy, sell, or exchange shares of most Vanguard funds; and to perform most other transactions. To establish this service, you must register online.



^ELECTRONIC DELIVERY. Vanguard can deliver your account statements, transaction confirmations, and fund financial reports electronically. If you are a registered user of Vanguard.com, you can consent to the electronic delivery of these documents by logging on and changing your mailing preference under "My Profile." You can revoke your electronic consent at any time, and we will begin to send paper copies of these documents within 30 days of receiving your notice.

TELEPHONE TRANSACTIONS
^AUTOMATIC. When we set up your account, we'll automatically enable you to do business with us by telephone, unless you instruct us otherwise in writing. ^TELE-ACCOUNT/(R)/. To conduct account transactions through Vanguard's automated telephone service, you must first obtain a Personal Identification Number (PIN). Call Tele-Account at 800-662-6273 to obtain a PIN, and allow seven days after requesting the PIN before using this service.

^PROOF OF A CALLER'S AUTHORITY. We reserve the right to refuse a telephone request if the caller is unable to provide the requested information or if we reasonably believe that the caller is not an individual authorized to act on the account. Before we allow a caller to act on an account, we may request the following information:

- Authorization to act on the account (as the account owner or by legal documentation or other means).
-    Account registration and address.
-    Social Security or employer identification number.
-    Fund name and account number, if applicable.
-    Other information relating to the account.
 -
^SUBJECT TO REVISION. We reserve the right to revise or terminate Vanguard's telephone transaction service for any or all shareholders at any time, without notice.

GOOD ORDER
We reserve the right to reject any transaction instructions that are not in "good order." The requirements vary among types of accounts and transactions. Good order means that your instructions must include:
-    The fund name and account number.
-    The amount of the transaction (stated in dollars, shares, or percent).

Written instructions also must include:
-    Authorized signatures of all registered owners.
-    Signature guarantees, if required for the type of transaction.*
-    Any supporting legal documentation that may be required.
*Call Vanguard for specific signature-guarantee requirements.


FUTURE TRADE-DATE REQUESTS
Vanguard does not accept requests to hold a purchase, redemption, conversion, or exchange transaction for a future date. All such requests will receive trade dates as previously described in Buying Shares, Converting Shares, and Redeeming Shares. Vanguard reserves the right to return future-dated checks.


ACCOUNTS WITH MORE THAN ONE OWNER
If an account has more than one owner or authorized person, Vanguard will accept telephone or online instructions from any one owner or authorized person.

RESPONSIBILITY FOR FRAUD

Vanguard will not be responsible for any account losses because of fraud, if we reasonably believe that the person transacting business on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private, and immediately review any account statements that we send to you. It is important that you contact Vanguard immediately about any transactions you believe to be unauthorized.


UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

UNUSUAL CIRCUMSTANCES
If you experience difficulty contacting Vanguard online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.


INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell Investor Shares of most Vanguard funds through a financial intermediary, such as a bank, broker, or investment advisor. HOWEVER, ACCESS TO ADMIRAL SHARES THROUGH A FINANCIAL INTERMEDIARY IS RESTRICTED, AND AUTOMATIC CONVERSIONS BETWEEN INVESTOR SHARES AND ADMIRAL SHARES GENERALLY ARE NOT AVAILABLE TO ACCOUNTS HELD THROUGH INTERMEDIARIES. PLEASE CONSULT YOUR FINANCIAL INTERMEDIARY TO DETERMINE WHETHER ADMIRAL SHARES ARE AVAILABLE THROUGH THAT FIRM AND TO LEARN ABOUT OTHER RULES THAT MAY APPLY. Please see Frequent-Trading Limits--Accounts Held by Intermediaries for information about the assessment of redemption fees and monitoring of frequent trading for accounts held by intermediaries.

27


CUSTODIAL FEES

Vanguard charges a custodial fee of $10 a year for each IRA fund account with a balance of less than $5,000. The fee can be waived if you have assets totaling $50,000 or more at Vanguard in any combination of accounts under your Social tax-identification number, including IRAs, employer-sponsored retirement plans, brokerage accounts, annuities, and non- IRA accounts.

LOW-BALANCE ACCOUNTS
All Vanguard funds reserve the right to liquidate any investment-only retirement-plan account or any nonretirement account whose balance falls below the minimum initial investment. If a fund has a redemption fee, that fee will apply to shares redeemed upon closure of the account. For most nonretirement accounts, Vanguard deducts a $10 fee in June if the Fund account balance is below $2,500. This fee can be waived if your total Vanguard account assets under your taxpayer identification number are $50,000 or more.

RIGHT TO CHANGE POLICIES
In addition to the rights expressly stated elsewhere in this prospectus, Vanguard reserves the right to (1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; (2) accept initial purchases by telephone; (3) freeze any account and suspend account services when Vanguard has received reasonable notice of a dispute regarding the assets in an account, including notice of a dispute between the registered or beneficial account owners or when we reasonably believe a fraudulent transaction may occur or has occurred; (4) alter, impose,
discontinue,   or  waive  any  redemption,   low-balance  account  fee,  account
maintenance fee, or other fees charged to a group of shareholders; and (5) redeem an account, without the owner's permission to do so, in cases of threatening conduct or suspicious, fraudulent, or illegal activity. Changes may affect all investors or only those in certain classes or groups. These actions will be taken when, in the sole discretion of Vanguard management, we reasonably believe they are deemed to be in the best interest of a fund.


FUND AND ACCOUNT UPDATES

CONFIRMATION STATEMENTS

We will send (or provide online, whichever you prefer) a confirmation statement to verify your trade date and the amount of your transaction when you buy, sell, exchange, or convert shares. However, we will not send such statements if they reflect only money market checkwriting or the reinvestment of dividend or capital gains distributions. Promptly review each confirmation statement that we send to you. It is important that you contact Vanguard immediately with any questions you may have about any transaction reflected on the confirmation statement.

PORTFOLIO SUMMARIES

We will send (or provide online, whichever you prefer) quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, redemptions, exchanges, transfers, and conversions for the current calendar year. Promptly review each summary that we send to you. It is important that you contact Vanguard immediately with any questions you may have about any transaction reflected on the summary.

TAX STATEMENTS
For most taxable accounts, we will send annual tax statements to assist you in preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs and other retirement plans. These statements can be viewed online.


AVERAGE-COST REVIEW STATEMENTS
For most taxable accounts, average-cost review statements will accompany annual 1099B tax statements. These statements show the average cost of shares that you redeemed during the previous calendar year, using the average-cost single-category method, which is one of the methods established by the IRS.

ANNUAL AND SEMIANNUAL REPORTS
We will send you (online or by mail, whichever you prefer) financial reports about Vanguard Equity Income Fund twice a year, in May and November. These comprehensive reports include overviews of the financial markets and provide the following specific Fund information:
-    Performance assessments and comparisons with industry benchmarks.
     - Reports from the advisors.

- Financial statements with detailed listings of the Fund's holdings. Vanguard attempts to eliminate the unnecessary expense of duplicate mailings by sending just one report when two or more shareholders have the same last name and address. You may request individual reports by contacting our Client Services Department in writing, by telephone, or by e-mail.

29

PORTFOLIO HOLDINGS

We generally post on our website at www.vanguard.com, in the HOLDINGS section of the Fund's profile page, a detailed list of the securities held in the Fund (under PORTFOLIO HOLDINGS) as of the most recent calendar-quarter-end. This list is generally updated within 30 days after the end of each calendar quarter. Vanguard may exclude any portion of these portfolio holdings from publication when deemed in the best interest of the Fund. We also generally post the 10 largest stock portfolio holdings of the Fund and the percentage of the Fund's total assets that each of these holdings represents, as of the most recent calendar-quarter-end. This list is generally updated within 15 calendar days after the end of each calendar quarter. These postings generally remain until replaced by new postings as previously described. Please consult the Fund's Statement of Additional Information or our website for a description of the policies and procedures that govern disclosure of the Fund's portfolio holdings.


CONTACTING VANGUARD
ONLINE
VANGUARD.COM
     - For the most complete source of Vanguard news
-    For fund, account, and service information n For most account transactions
-    For literature requests
-    24 hours a day, 7 days a week

VANGUARD TELE-ACCOUNT/(R)/
800-662-6273
(ON-BOARD)
-    For automated fund and account information
- For redemptions by check, exchange (subject to certain limitations), or wire
-    Toll-free, 24 hours a day, 7 days a week

INVESTOR INFORMATION
800-662-7447 (SHIP)
(Text telephone at
800-952-3335)
-    For fund and service information
-    For literature requests

- Business hours only; Monday-Friday, 8 a.m. to 10 p.m., Eastern time; Saturday, 9 a.m. to 4 p.m., Eastern time.


CLIENT SERVICES
800-662-2739 (CREW)
(Text telephone at
800-749-7273)
-    For account information
-    For most account transactions

- Business hours only; Monday-Friday, 8 a.m. to 10 p.m., Eastern time; Saturday, 9 a.m. to 4 p.m., Eastern time.




ADMIRAL SERVICE CENTER
888-237-9949
-    For Admiral account information
-    For most Admiral transactions
- Business hours only; Monday-Friday, 8 a.m. to 10 p.m., Eastern time; Saturday, 9 a.m. to 4 p.m., Eastern time.


INSTITUTIONAL DIVISION
888-809-8102
-    For information and services for large institutional investors
-    Business hours only

INTERMEDIARY SALES SUPPORT
800-997-2798
-    For  information  and  services  for  financial   intermediaries  including
     broker-dealers, trust institutions, insurance companies, and financial advisors


-    Business hours only; Monday-Friday, 8:30 a.m. to 8 p.m., Eastern time



VANGUARD ADDRESSES
Please be sure to use the correct address, depending on your method of delivery. Use of an incorrect address could delay the processing of your transaction.

REGULAR MAIL (INDIVIDUALS):
The Vanguard Group
P.O. Box 1110
Valley Forge, PA 19482-1110

REGULAR MAIL (INSTITUTIONS):
The Vanguard Group
P.O. Box 2900
Valley Forge, PA 19482-2900

REGISTERED, EXPRESS, OR OVERNIGHT MAIL:
The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815


FUND NUMBERS
Please use the specific fund number when contacting us about Vanguard Equity Income Fund--65 (Investor Shares) or 565 (Admiral Shares).

The Vanguard Group, Vanguard, Vanguard.com, Plain Talk, Admiral, Vanguard Tele-Account, Tele-Account, VIPER, VIPERs, Vanguard Small Business Online, and the ship logo are trademarks of The Vanguard Group, Inc. All other marks are the exclusive property of their respective owners.

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

GLOSSARY OF INVESTMENT TERMS


CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH INVESTMENTS
Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

DIVIDEND DISTRIBUTION
Payment to mutual fund shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes 12b-1 distribution fees and management
                                      ----------------------------------------
expenses--such as advisory fees, account maintenance, reporting, accounting,
----------------------------------------------------------------------------
legal, and other administrative expenses. It does not include the transaction
-----------------------------------------
costs of buying and selling portfolio securities.

GROWTH FUND
A mutual fund that emphasizes stocks of companies believed to have above-average prospects for growth in revenue and earnings. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value.

INVESTMENT ADVISOR
An organization that makes the day-to-day decisions regarding a fund's investments.

MEDIAN MARKET CAP
An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits). A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

PRINCIPAL
The face value of a debt instrument or the amount of money put into an investment.

SECURITIES
Stocks, bonds, money market instruments, and other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VALUE FUND
A mutual fund that emphasizes stocks whose prices typically are below average in relation to such measures as earnings and book value. These stocks often have above-average dividend yields.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                                                     [SHIP LOGO]
                                                   [THE VANGUARD GROUP (R) LOGO]

                                                            Post Office Box 2600
                                                     Valley Forge, PA 19482-2600



FOR MORE INFORMATION
If you would like more information about Vanguard Equity Income Fund, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS
Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the Fund.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.
To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Fund or other Vanguard funds, please contact us as follows:

THE VANGUARD GROUP
INVESTOR INFORMATION DEPARTMENT
P.O. BOX 2600 VALLEY FORGE, PA 19482-2600

TELEPHONE:
800-662-7447 (SHIP)

TEXT TELEPHONE:
800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM
If you are a current Vanguard shareholder and would like information about your account, account transactions, and/or account statements, please call:


CLIENT SERVICES DEPARTMENT
TELEPHONE:
800-662-2739 (CREW)

TEXT TELEPHONE:
800-749-7273


INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC)
You can review and copy information about the Fund (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 202-942-8090. Reports and other information about the Fund are also available in the EDGAR database on the SEC's Internet site at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.


Fund's Investment Company Act
file number: 811-5445
(C) 2005 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.


P065 112005

                                     PART B

                           VANGUARD/(R)/ FENWAY FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION


                                NOVEMBER 22, 2005





This Statement is not a prospectus but should be read in conjunction with the Funds' current prospectuses (dated November 22, 2005, for Vanguard Equity Income Fund; January 31, 2005 for Vanguard PRIMECAP Core Fund; and June 2, 2005, for Vanguard Growth Equity Fund). To obtain, without charge, a prospectus or the most recent Annual Report to Shareholders, which contains the Funds' financial statements as hereby incorporated by reference, please call:



                        INVESTOR INFORMATION DEPARTMENT:
                                 1-800-662-7447


                                TABLE OF CONTENTS


DESCRIPTION OF THE TRUST..............................................B-1
INVESTMENT POLICIES...................................................B-3
INVESTMENT LIMITATIONS................................................B-17
SHARE PRICE...........................................................B-18
PURCHASE AND REDEMPTION OF SHARES.....................................B-18
MANAGEMENT OF THE FUNDS...............................................B-19
INVESTMENT ADVISORY SERVICES..........................................B-27
PORTFOLIO TRANSACTIONS................................................B-33
PROXY VOTING GUIDELINES...............................................B-34
YIELD AND TOTAL RETURNS...............................................B-39
FINANCIAL STATEMENTS..................................................B-39


                            DESCRIPTION OF THE TRUST


ORGANIZATION


Vanguard Fenway Funds (the Trust) was organized as Vanguard Equity Income Fund, Inc., a Maryland corporation, in 1987. It was reorganized as Vanguard Equity Income Fund, a Delaware statutory trust, in May 1998. On March 1, 2000, the Trust was renamed Vanguard Fenway Funds. The Trust is registered with the United States Securities and Exchange Commission (the SEC) under the Investment Company Act of 1940 (the 1940 Act) as an open-end, diversified management investment company. The Trust currently offers the following funds (and classes thereof):


                                    SHARE CLASSES**
                                    -------------
FUND*                          INVESTOR      ADMIRAL
----                           --------      -------
Vanguard Equity Income Fund         Yes         Yes
Vanguard Growth Equity Fund         Yes          No
Vanguard PRIMECAP Core Fund         Yes          No
 *Individually, a Fund; collectively, the Funds. **Individually, a class, collectively, the classes.

 The Trust has the ability to offer additional funds, which in turn may issue classes of shares. There is no limit on the number of full and fractional shares that may be issued for a single fund or class of shares.

 Throughout this document, any references to "class" apply only to the extent a Fund issues multiple classes.

 Each Fund described in this Statement of Additional Information is a member fund. There are two types of "Vanguard funds," member funds and non-member funds. Member funds jointly own The Vanguard Group, Inc. (Vanguard), contribute to Vanguard's capital, and receive services at cost from Vanguard pursuant to a Funds' Service Agreement. Non-member funds do not contribute to Vanguard's capital, but they do receive services pursuant to special services agreements. See "Management of the Funds" for more information.

SERVICE PROVIDERS

 CUSTODIANS. Citibank, N.A., 111 Wall Street, New York, NY 10005 (for the Equity Income Fund), Wachovia Bank, N.A., 123 S. Broad Street, PA4942, Philadelphia, PA 19109 (for the Growth Equity Fund), and The Bank of New York, One Wall Street, New York, NY 10286 (for the PRIMECAP Core Fund), serve as the Funds' custodians. The custodians are responsible for maintaining the Funds' assets, keeping all necessary accounts and records of Fund assets, and appointing any foreign sub-custodians or foreign securities depositories.

 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA, 19103-7042, serves as the Funds' independent registered public accounting firm. The independent registered public accounting firm audits the Funds' annual financial statements and provides other related services. Prior to Vanguard Growth Equity Fund's reorganization, the Fund employed other accountants as its independent accountants.

 TRANSFER AND DIVIDEND-PAYING AGENT. The Funds' transfer agent and dividend-paying agent is Vanguard, 100 Vanguard Boulevard, Malvern, PA 19355.

CHARACTERISTICS OF THE FUNDS' SHARES

 RESTRICTIONS ON HOLDING OR DISPOSING OF SHARES. There are no restrictions on the right of shareholders to retain or dispose of the Funds' shares, other than the possible future termination of a Fund or share class. Each Fund or class may be terminated by reorganization into another mutual fund or class or by liquidation and distribution of the assets of the Fund or class. Unless terminated by reorganization or liquidation, each Fund and share class will continue indefinitely.

 SHAREHOLDER LIABILITY. The Trust is organized under Delaware law, which provides that shareholders of a statutory trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of a Fund will not be personally liable for payment of the Fund's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss as a result of a Fund obligation only if the Fund itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

 DIVIDEND RIGHTS. The shareholders of a Fund are entitled to receive any dividends or other distributions declared by the Fund. No shares of a Fund have priority or preference over any other shares of the Fund with respect to distributions. Distributions will be made from the assets of the Fund and will be paid ratably to all shareholders of the Fund (or class) according to the number of shares of the Fund (or class) held by shareholders on the record date. The amount of dividends per share may vary between separate share classes of the Fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

 VOTING RIGHTS. Shareholders are entitled to vote on a matter if: (1) a shareholder vote is required under the 1940 Act; (2) the matter concerns an amendment to the Declaration of Trust that would adversely affect to a material degree the rights and preferences of the shares of a Fund or any class; (3) the trustees determine that it is necessary or desirable to obtain a shareholder vote; or (4) a certain type of merger or consolidation, share conversion, share exchange, or sale of assets is proposed. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove trustees upon the written request of shareholders representing 10% or more of a Fund's net assets and to change any fundamental policy of a Fund. Unless otherwise required by applicable law, shareholders of a Fund receive one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. However, only the shares of the Fund or class affected by a particular matter are entitled to vote on that matter. In addition, each class has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of another. Voting rights are noncumulative and cannot be modified without a majority vote.

 LIQUIDATION RIGHTS. In the event that a Fund is liquidated, shareholders will be entitled to receive a pro rata share of the Fund's net assets. In the event that a class of shares is liquidated, shareholders of that class will be entitled to receive a pro rata share of the Fund's net assets that are allocated to that class. Shareholders may receive cash, securities, or a combination of the two.

 PREEMPTIVE RIGHTS. There are no preemptive rights associated with the Funds' shares.


 CONVERSION RIGHTS. Vanguard Equity Income Fund shareholders may convert their shares into another class of shares of the same Fund upon the satisfaction of any then applicable eligibility requirements. There are no conversion rights associated with the Growth Equity Fund PRIMECCAP Core Fund.


 REDEMPTION PROVISIONS. Each Fund's redemption provisions are described in its current prospectus and elsewhere in this Statement of Additional Information.

 SINKING FUND PROVISIONS. The Funds have no sinking fund provisions.

 CALLS OR ASSESSMENT. The Funds' shares, when issued, are fully paid and non-assessable.

TAX STATUS OF THE FUNDS

Each Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the IRC). This special tax status means that the Fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, each Fund must comply with certain requirements. If a Fund fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.

 Dividends received and distributed by each Fund on shares of stock of domestic corporations may be eligible for the dividends-received deduction applicable to corporate shareholders. Corporations must satisfy certain requirements in order to claim the deduction. Capital gains distributed by the Funds are not eligible for the dividends-received deduction.

                               INVESTMENT POLICIES

Some of the investment policies described below and in each Fund's prospectus set forth percentage limitations on a Fund's investment in, or holdings of, certain securities or other assets. Unless otherwise required by law, compliance with these policies will be determined immediately after the acquisition of such securities or assets. Subsequent changes in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations.

 The following policies and explanations supplement each Fund's investment objective and policies set forth in the prospectus. With respect to the different investments discussed below, a Fund may acquire such investments to the extent consistent with its investment objective and policies.


     80% POLICY. Under normal circumstances, the Equity Income Fund and the Growth Equity Fund will invest at least 80% of their net assets in equity securities. In applying this 80% policy, assets will include net assets and borrowings for investment purposes. In addition, the Equity Income Fund will invest at least 65% of its total assets in equity securities intended to produce income.


 BORROWING. A fund's ability to borrow money is limited by its investment policies and limitations, by the 1940 Act, and by applicable exemptions, no-action letters, interpretations, and other pronouncements by the SEC and its staff, and any other regulatory authority having jurisdiction, from time to time. Under the 1940 Act, a fund is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the fund's total assets made for temporary or emergency purposes. Any borrowings for temporary purposes in excess of 5% of the fund's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or for other reasons, a fund may be required to sell some of its portfolio holdings within three days (excluding Sundays and holidays) to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

 Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a fund's portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by earnings on the securities purchased. A fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

 The SEC takes the position that other transactions that have a leveraging effect on the capital structure of a fund or are economically equivalent to borrowing can be viewed as constituting a form of borrowing by the fund for purposes of the 1940 Act. These transactions can include entering into reverse repurchase agreements, engaging in mortgage-dollar-roll transactions, selling securities short (other than short sales "against-the-box"), buying and selling certain derivatives (such as futures contracts), selling (or writing) put and call options, engaging in sale-buybacks, entering into firm-commitment and standby-commitment agreements, engaging in when-issued, delayed-delivery, or forward-commitment transactions, and other trading practices that have a leveraging effect on the capital structure of a fund or are economically equivalent to borrowing (additional discussion about a number of these transactions can be found below). A borrowing transaction will not be considered to constitute the issuance of a "senior security" by a fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund (1) maintains an offsetting financial position, (2) segregates liquid assets (with such liquidity determined by the advisor in accordance with procedures established by the board of trustees) equal (as determined on a daily mark-to-market basis) in value to the fund's potential economic exposure under the borrowing transaction, or (3) otherwise "covers" the transaction in accordance with applicable SEC guidance (collectively, "covers" the transaction). A fund may have to buy or sell a security at a disadvantageous time or price in order to cover a borrowing transaction. In addition, segregated assets may not be available to satisfy redemptions or for other purposes.

 COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. Common stock typically entitles the owner to vote on the election of directors and other important matters as well as to receive dividends on such stock. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds, other debt holders, and owners of preferred stock take precedence over the claims of those who own common stock.

 CONVERTIBLE SECURITIES. Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities typically consist of debt securities or preferred stock that may be converted (on a voluntary or mandatory basis) within a specified period of time (normally for the entire life of the security) into a certain amount of common stock or other equity security of the same or a different issuer at a predetermined price. Convertible securities also include debt securities with warrants or common stock attached and derivatives combining the features of debt securities and equity securities. Other convertible securities with features and risks not specifically referred to herein may become available in the future. Convertible securities involve risks similar to those of both fixed income and equity securities.

 The market value of a convertible security is a function of its "investment value" and its "conversion value." A security's "investment value" represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer, and the seniority of the security in the issuer's capital structure. A security's "conversion value" is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security. If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. In that circumstance, the convertible security takes on the characteristics of a bond, and its price moves in the opposite direction from interest rates. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security. In that case, the convertible security's price may be as volatile as that of common stock. Because both interest rate and market movements can influence its value, a convertible security generally is not as sensitive to interest rates as a similar fixed income security, nor is it as sensitive to changes in share price as its underlying equity security. Convertible securities are often rated below investment-grade or are not rated, and are generally subject to a high degree of credit risk.

 While all markets are prone to change over time, the generally high rate at which convertible securities are retired (through mandatory or scheduled conversions by issuers or voluntary redemptions by holders) and replaced with newly issued convertibles may cause the convertible securities market to change more rapidly than other markets. For example, a concentration of available convertible securities in a few economic sectors could elevate the sensitivity of the convertible securities market to the volatility of the equity markets and to the specific risks of those sectors. Moreover, convertible securities with innovative structures, such as mandatory conversion securities and equity-linked securities, have increased the sensitivity of the convertible securities market to the volatility of the equity markets and to the special risks of those innovations, which may include risks different from, and possibly greater than, those associated with traditional convertible securities.

 DEBT SECURITIES. A debt security is a security consisting of a certificate or other evidence of a debt (secured or unsecured) on which the issuing company or governmental body promises to pay the holder thereof a fixed, variable, or floating rate of interest for a specified length of time, and to repay the debt on the specified maturity date. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed income obligations, including, but not limited to, corporate bonds, government securities, municipal securities, convertible securities, mortgage-backed securities, and asset-backed securities. Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities. Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call/ prepayment risk, inflation risk, credit risk, and (in the case of foreign securities) country risk and currency risk.

 DEBT SECURITIES -- NON-INVESTMENT-GRADE SECURITIES. Non-investment-grade securities, also referred to as "high yield securities" or "junk bonds," are debt securities that are rated lower than the four highest rating categories by a nationally recognized statistical rating organization (for example, lower than Baa3 by Moody's Investors Service, Inc. or lower than BBB- by Standard & Poor's) or are determined to be of comparable quality by the fund's advisor. These securities are generally considered to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the investment-grade categories. Investment in these securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk.
 Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of investment-grade securities. Thus, reliance on credit ratings in making investment decisions entails greater risks for high-yield securities than for investment-grade debt securities. The success of a fund's advisor in managing high-yield securities is more dependent upon its own credit analysis than is the case with investment-grade securities.
 Some high-yield securities are issued by smaller, less-seasoned companies, while others are issued as part of a corporate restructuring, such as an acquisition, merger, or leveraged buyout. Companies that issue high-yield securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with investment-grade securities. Some high-yield securities were once rated as investment-grade but have been downgraded to junk bond status because of financial difficulties experienced by their issuers.
 The market values of high-yield securities tend to reflect individual issuer developments to a greater extent than do investment-grade securities, which in general react to fluctuations in the general level of interest rates. High-yield securities also tend to be more sensitive to economic conditions than are investment-grade securities. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in junk bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high-yield securities defaults, in addition to risking payment of all or a portion of interest and principal, a fund investing in such securities may incur additional expenses to seek recovery.
 The secondary market on which high-yield securities are traded may be less liquid than the market for investment-grade securities. Less liquidity in the secondary trading market could adversely affect the ability of a fund to sell a high-yield security or the price at which a fund could sell a high-yield security, and could adversely affect the daily net asset value of fund shares. When secondary markets for high-yield securities are less liquid than the market for investment-grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.
 Except as otherwise provided in a fund's prospectus, if a credit-rating agency changes the rating of a portfolio security held by a fund, the fund may retain the portfolio security if the advisor deems it in the best interests of shareholders.

 DEPOSITARY RECEIPTS. Depositary receipts are securities that evidence ownership interests in a security or a pool of securities that have been deposited with a "depository." Depositary receipts may be sponsored or unsponsored and include American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other depositary receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as GDRs and EDRs, may be issued in bearer form and denominated in other currencies, and are generally designed for use in securities markets outside the U.S. Although the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.
 Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.
 For purposes of a fund's investment policies, investments in depositary receipts will be deemed to be investments in the underlying securities. Thus, a depositary receipt representing ownership of common stock will be treated as common stock. Depository receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.
 DERIVATIVES. A derivative is a financial instrument which has a value that is based on--or "derived from"--the values of other assets, reference rates, or indexes. Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates, and related indexes. Derivatives include futures contracts and options on futures contracts (see additional discussion below), forward-commitment transactions (see additional discussion below), options on securities (see additional discussion below), caps, floors, collars, swap agreements (see additional discussion below), and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap agreements, are privately negotiated and entered into in the over-the-counter (OTC) market. The risks associated with the use of derivatives are different from, and possibly greater than, the risks associated with investing directly in the securities, assets, or market indexes on which the derivatives are based. Derivatives are used by some investors for speculative purposes. Derivatives also may be used for a variety of purposes that do not constitute speculation, such as hedging, risk management, seeking to stay fully invested, seeking to reduce transaction costs, seeking to simulate an investment in equity or debt securities or other investments, seeking to add value by using derivatives to more efficiently implement portfolio positions when derivatives are favorably priced relative to equity or debt securities or other investments, and for other purposes. A fund will not use derivatives for speculation or for the purpose of leveraging (magnifying) investment returns. There is no assurance that any derivatives strategy used by a fund's advisor will succeed.
 Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

 The use of a derivative involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a "counterparty") or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if a fund's advisor does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.
 Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.
 Derivatives may be subject to pricing or "basis" risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.
 Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A derivative transaction will not be considered to constitute the issuance of a "senior security" by a fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."
 Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that its advisor will incorrectly forecast future market trends or the values of assets, reference rates, indexes, or other financial or economic factors in establishing derivative positions for the fund. If the advisor attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the derivative will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many derivatives, in particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.

 EXCHANGE-TRADED FUNDS. A fund may purchase shares of exchange-traded funds
(ETFs), including ETF shares issued by other Vanguard funds. Typically, a fund would purchase ETF shares for the same reason it would purchase (and as an alternative to purchasing) futures contracts: to obtain exposure to all or a portion of the stock or bond market. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly and more tax-efficient than futures. In addition, ETF shares can be purchased for smaller sums, offer exposure to market sectors and styles for which there is no suitable or liquid futures contract, and do not involve leverage.
 Most ETFs are investment companies. Therefore, a fund's purchases of ETF shares generally are subject to the limitations on, and the risks of, a fund's investments in other investment companies, which are described below under the heading "Other Investment Companies."
 An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objective, strategies, and policies. The price of an ETF can fluctuate within a wide range, and a fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of the ETF's shares may trade at a discount to their net asset value; (2) an active trading market for an ETF's shares may not develop or be maintained; or (3) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.


     VIPER(TM) Shares are exchange-traded shares that represent an interest in an investment portfolio held by Vanguard index funds. "VIPER" stands for Vanguard Index Participation Equity Receipts. Any fund that issues VIPER Shares may repurchase those shares on the open market at the current market price if doing so would be advantageous for the fund. A repurchase might be advantageous, for example, because the VIPER Shares are more cost-effective than alternative investments, are selling at a discount to net asset value, will cause the fund to more closely track its index than alternative investments, or some combination of the three. A fund that repurchases its VIPER Shares also may lend those shares to qualified institutional borrowers as part of the fund's securities lending activities. A fund's investments in

VIPER Shares are also subject to the descriptions, limitations, and risks described above under the heading "Other Investment Companies."


 FOREIGN SECURITIES. Foreign securities are equity or debt securities issued by entities organized, domiciled, or with a principal place of business outside the United States, such as foreign corporations and governments. Foreign securities may trade in U.S. or foreign securities markets. A fund may make foreign investments either directly by purchasing foreign securities or indirectly by purchasing depositary receipts or depositary shares of similar instruments (depositary receipts) for foreign securities (see discussion above). Depositary receipts are securities that are listed on exchanges or quoted in OTC markets in one country but represent shares of issuers domiciled in another country. Direct investments in foreign securities may be made either on foreign securities exchanges or in the OTC markets. Investing in foreign securities involves certain special risk considerations that are not typically associated with investing in securities of U.S. companies or governments.
 Because foreign issuers are not generally subject to uniform accounting, auditing, and financial reporting standards and practices comparable to those applicable to U.S. issuers, there may be less publicly available information about certain foreign issuers than about U.S. issuers. Evidence of securities ownership may be uncertain in many foreign countries. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the fund. Securities of foreign issuers are generally less liquid than securities of comparable U.S. issuers. In certain countries, there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, war, terrorism, nationalization, limitations on the removal of funds or other assets, or diplomatic developments which could affect U.S. investments in those countries. Although an advisor will endeavor to achieve most favorable execution costs for a fund's portfolio transactions in foreign securities under the circumstances, commissions (and other transaction costs) are generally higher than those on U.S. securities. In addition, it is expected that the expenses for custodian arrangements of the fund's foreign securities will be somewhat greater than the expenses for a fund that invests primarily in domestic securities. Certain foreign governments levy withholding taxes against dividend and interest income from foreign securities. Although in some countries a portion of these taxes is recoverable by the fund, the non-recovered portion of foreign withholding taxes will reduce the income received from the companies making up a fund.
 The value of the foreign securities held by a fund that are not U.S. dollar-denominated may be significantly affected by changes in currency exchange rates. The U.S. dollar value of a foreign security generally decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency (as discussed below, a fund may attempt to hedge its currency risks). In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations, and political and economic developments.

 FOREIGN SECURITIES -- EMERGING MARKET RISK. Investing in emerging market countries involves certain risks not typically associated with investing in the United States, and imposes risks greater than, or in addition to, risks of investing in more developed foreign countries. These risks include, but are not limited to, the following: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social, economic, and political uncertainty and instability (including amplified risk of war and terrorism); more substantial government involvement in the economy; less government supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be smaller, less seasoned, and newly organized companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and greater price volatility, substantially less liquidity, and significantly smaller market capitalization of securities markets. Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. Furthermore, high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

 FOREIGN SECURITIES -- FOREIGN CURRENCY TRANSACTIONS. The value in U.S. dollars of a fund's non-dollar-denominated foreign securities may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the fund may incur costs in connection with conversions between various currencies. To seek to minimize the impact of such factors on net asset values, a fund may engage in foreign currency transactions in connection with its investments in foreign securities. A fund will not speculate in foreign currency exchange and will enter into foreign currency transactions only to attempt to "hedge" the currency risk associated with investing in foreign securities. Although such transactions tend to minimize the risk of loss that would result from a decline in the value of the hedged currency, they also may limit any potential gain that might result should the value of such currency increase.
 Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into with large commercial banks or other currency traders who are participants in the interbank market. Currency exchange transactions also may be effected through the use of swap agreements or other derivatives. Currency exchange transactions may be considered borrowings. A currency exchange transaction will not be considered to constitute the issuance of a "senior security" by a fund for purposes of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."
 By entering into a forward contract for the purchase or sale of foreign currency involved in underlying security transactions, a fund may be able to protect itself against part or all of the possible loss between trade and settlement dates for that purchase or sale resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. This practice is sometimes referred to as "transaction hedging." In addition, when the advisor reasonably believes that a particular foreign currency may suffer a substantial decline against the U.S. dollar, a fund may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. This practice is sometimes referred to as "portfolio hedging." Similarly, when the advisor reasonably believes that the U.S. dollar may suffer a substantial decline against a foreign currency, a fund may enter into a forward contract to buy that foreign currency for a fixed dollar amount.
 A fund may also attempt to hedge its foreign currency exchange rate risk by engaging in currency futures, options, and "cross-hedge" transactions. In cross-hedge transactions, a fund holding securities denominated in one foreign currency will enter into a forward currency contract to buy or sell a different foreign currency (one that the advisor reasonably believes generally tracks the currency being hedged with regard to price movements). The advisor may select the tracking (or substitute) currency rather than the currency in which the security is denominated for various reasons, including in order to take advantage of pricing or other opportunities presented by the tracking currency or because the market for the tracking currency is more liquid or more efficient. Such cross-hedges are expected to help protect a fund against an increase or decrease in the value of the U.S. dollar against certain foreign currencies.
 A fund may hold a portion of its assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.
 The forecasting of currency market movement is extremely difficult, and whether any hedging strategy will be successful is highly uncertain. Moreover, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if its advisor's predictions regarding the movement of foreign currency or securities markets prove inaccurate. In addition, the use of cross-hedging transactions may involve special risks, and may leave a fund in a less advantageous position than if such a hedge had not been established. Because foreign currency forward contracts are privately negotiated transactions, there can be no assurance that a fund will have flexibility to roll-over a foreign currency forward contract upon its expiration if it desires to do so. Additionally, there can be no assurance that the other party to the contract will perform its services thereunder.

 FOREIGN SECURITIES -- FOREIGN INVESTMENT COMPANIES. Some of the countries in which a fund may invest may not permit, or may place economic restrictions on, direct investment by outside investors. Fund investments in such countries may be permitted only through foreign government-approved or authorized investment vehicles, which may include other investment companies. Such investments may be made through registered or unregistered closed-end investment companies that invest in foreign securities. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to the limitations on, and the risks of, a fund's investments in other investment companies, which are described below under the heading "Other Investment Companies."

 FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. Futures contracts and options on futures contracts are derivatives (see additional discussion above). A futures contract is a standardized agreement between two parties to buy or sell at a specific time in the future a specific quantity of a commodity at a specific price. The commodity may consist of an asset, a reference rate, or an index. A security futures contract relates to the sale of a specific quantity of shares of a single equity security or a narrow-based securities index. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying commodity. The buyer of a futures contract enters into an agreement to purchase the underlying commodity on the settlement date and is said to be "long" the contract. The seller of a futures contract enters into an agreement to sell the underlying commodity on the settlement date and is said to be "short" the contract. The price at which a futures contract is entered into is established either in the electronic marketplace or by open outcry on the floor of an exchange between exchange members acting as traders or brokers. Open futures contracts can be liquidated or closed out by physical delivery of the underlying commodity or payment of the cash settlement amount on the settlement date, depending on the terms of the particular contract. Some financial futures contracts (such as security futures) provide for physical settlement at maturity. Other financial futures contracts (such as those relating to interest rates, foreign currencies and broad-based securities indexes) generally provide for cash settlement at maturity. In the case of cash settled futures contracts, the cash settlement amount is equal to the difference between the final settlement price on the last trading day of the contract and the price at which the contract was entered into. Most futures contracts, however, are not held until maturity but instead are "offset" before the settlement date through the establishment of an opposite and equal futures position.

 The purchaser or seller of a futures contract is not required to deliver or pay for the underlying commodity unless the contract is held until the settlement date. However, both the purchaser and seller are required to deposit "initial margin" with a futures commission merchant (FCM) when the futures contract is entered into. Initial margin deposits are typically calculated as a percentage of the contract's market value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. This process is known as "marking-to-market." A futures transaction will not be considered to constitute the issuance of a "senior security" by a fund for purposes of the 1940 Act, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."

 An option on a futures contract (or futures option) conveys the right, but not the obligation, to purchase (in the case of a call option) or sell (in the case of a put option) a specific futures contract at a specific price (called the "exercise" or "strike" price) any time before the option expires. The seller of an option is called an option writer. The purchase price of an option is called the premium. The potential loss to an option buyer is limited to the amount of the premium plus transaction costs. This will be the case, for example, if the option is held and not exercised prior to its expiration date. Generally, an option writer sells options with the goal of obtaining the premium paid by the option buyer. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer, however, has unlimited economic risk because its potential loss, except to the extent offset by the premium received when the option was written, is equal to the amount the option is "in-the-money" at the expiration date. A call option is in-the-money if the value of the underlying futures contract exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying futures contract. Generally, any profit realized by an option buyer represents a loss for the option writer.

 A fund that takes the position of a writer of a futures option is required to deposit and maintain initial and variation margin with respect to the option, as described above in the case of futures contracts. A futures option transaction will not be considered to constitute the issuance of a "senior security" by a fund for purposes of the 1940 Act, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."

 Each fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission, under which a mutual fund is conditionally excluded from the definition of the term "commodity pool operator." A fund will only enter into futures contracts and futures options that are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

 FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS -- RISKS. The risk of loss in trading futures contracts and in writing futures options can be substantial, because of the low margin deposits required, the extremely high degree of leverage involved in futures and options pricing, and the potential high volatility of the futures markets. As a result, a relatively small price movement in a futures position may result in immediate and substantial loss (or gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract, and the writing of a futures option, may result in losses in excess of the amount invested in the position. In the event of adverse price movements, a fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements (and segregation requirements, if applicable) at a time when it may be disadvantageous to do so. In addition, on the settlement date, a fund may be required to make delivery of the instruments underlying the futures positions it holds.

 A fund could suffer losses if it is unable to close out a futures contract or a futures option because of an illiquid secondary market. Futures contracts and futures options may be closed out only on an exchange which provides a secondary market for such products. However, there can be no assurance that a liquid secondary market will exist for any particular futures product at any specific time. Thus, it may not be possible to close a futures or option position. Moreover, most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses. The inability to close futures and options positions also could have an adverse impact on the ability to hedge a portfolio investment or to establish a substitute for a portfolio investment. Treasury futures are generally not subject to such daily limits.

 A fund bears the risk that its advisor will incorrectly predict future market trends. If the advisor attempts to use a futures contract or a futures option as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the futures position will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. While hedging strategies involving futures products can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments.

 A fund could lose margin payments it has deposited with its FCM, if, for example, the FCM breaches its agreement with the fund or becomes insolvent or goes into bankruptcy. In that event, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.

 INTERFUND BORROWING AND LENDING. The SEC has granted an exemption permitting the Vanguard funds to participate in Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including the requirement that no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is typically available from a bank for a comparable transaction. In addition, a Vanguard fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and other investment policies. The boards of trustees of the Vanguard funds are responsible for overseeing the interfund lending program.

 OPTIONS. An option is a derivative (see additional discussion above). An option on a security (or index) is a contract that gives the holder of the option, in return for the payment of a "premium," the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option the security underlying the option

(or the cash value of the index) at a specified exercise price prior to the expiration date of the option. The writer of an option on a security has the obligation upon exercise of the option (1) to deliver the underlying security upon payment of the exercise price (in the case of a call option) or (2) to pay the exercise price upon delivery of the underlying security (in the case of a put option). The writer of an option on an index has the obligation upon exercise of the option to pay an amount equal to the cash value of the index minus the exercise price, multiplied by the specified multiplier for the index option. The multiplier for an index option determines the size of the investment position the option represents. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.
 The buyer (or holder) of an option is said to be "long" the option, while the seller (or writer) of an option is said to be "short" the option. A call option grants to the holder the right to buy (and obligates the writer to sell) the underlying security at the strike price. A put option grants to the holder the right to sell (and obligates the writer to buy) the underlying security at the strike price. The purchase price of an option is called the "premium." The potential loss to an option buyer is limited to the amount of the premium plus transaction costs. This will be the case if the option is held and not exercised prior to its expiration date. Generally, an option writer sells options with the goal of obtaining the premium paid by the option buyer, but that person could also seek to profit from an anticipated rise or decline in option prices. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer, however, has unlimited economic risk because its potential loss, except to the extent offset by the premium received when the option was written, is equal to the amount the option is "in-the-money" at the expiration date. A call option is in-the-money if the value of the underlying position exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying position. Generally, any profit realized by an option buyer represents a loss for the option writer. The writing of an option will not be considered to constitute the issuance of a "senior security" by a fund for purposes of the 1940 Act, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."
 If a trading market in particular options were to become unavailable, investors in those options (such as the funds) would be unable to close out their positions until trading resumes, and they may be faced with substantial losses if the value of the underlying interest moves adversely during that time. Even if the market were to remain available, there may be times when options prices will not maintain their customary or anticipated relationships to the prices of the underlying interests and related interests. Lack of investor interest, changes in volatility, or other factors or conditions might adversely affect the liquidity, efficiency, continuity, or even the orderliness of the market for particular options.
 A fund bears the risk that its advisor will not accurately predict future market trends. If the advisor attempts to use an option as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the option will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. While hedging strategies involving options can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many options, in particular OTC options, are complex and often valued based on subjective factors. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.

 OTHER INVESTMENT COMPANIES. A fund may invest in other investment companies to the extent permitted by applicable law or SEC exemption. Under the 1940 Act, a fund generally may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company, as long as the investment does not represent more than 3% of the voting stock of the acquired investment company. The 1940 Act provides an exemption from these restrictions for a fund-of-funds where the acquiring fund and any acquired funds are part of the same group of investment companies and comply with various conditions set forth in the Act. If a fund invests in other investment companies, shareholders will bear not only their proportionate share of the fund's expenses (including operating expenses and the fees of the advisor), but also, indirectly, the similar expenses of the underlying investment companies. Shareholders would also be exposed to the risks associated not only to the investments of the fund but also to the portfolio investments of the underlying investment companies. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that typically trade on a stock exchange or over-the-counter at a premium or discount to their net asset value. Others are continuously offered at net asset value but also may be traded in the secondary market.

 PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer. Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy. However, in the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer's common stock. "Participating" preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. Preferred stock is subject to many of the risks to which common stock and debt securities are subject.

 REPURCHASE AGREEMENTS. A repurchase agreement is an agreement under which a fund acquires a fixed income security (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by a fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and be held by a custodian bank until repurchased. In addition, the investment advisor will monitor a fund's repurchase agreement transactions generally and will evaluate the creditworthiness of any bank, broker, or dealer party to a repurchase agreement relating to a fund. The use of repurchase agreements involves certain risks. One risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the fund not within its control and therefore the realization by the fund on such collateral may be automatically stayed. Finally, it is possible that the fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

 RESTRICTED AND ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on a fund's books. Illiquid securities may include a wide variety of investments, such as: (1) repurchase agreements maturing in more than seven days; (2) OTC options contracts and certain other derivatives (including certain swap agreements); (3) fixed time deposits that are not subject to prepayment or do not provide for withdrawal penalties upon prepayment (other than overnight deposits); (4) participation interests in loans; (5) municipal lease obligations; (6) commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 (the 1933 Act); and (7) securities whose disposition is restricted under the federal securities laws. Illiquid securities include restricted, privately placed securities that, under the federal securities laws, generally may be resold only to qualified institutional buyers. If a substantial market develops for a restricted security (or other illiquid investment) held by a fund, it may be treated as a liquid security, in accordance with procedures and guidelines approved by the board of trustees. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act or that are exempt from registration under the 1933 Act, such as commercial paper. While a fund's advisor monitors the liquidity of restricted securities on a daily basis, the board of trustees oversees and retains ultimate responsibility for the advisor's liquidity determinations. Several factors that the trustees consider in monitoring these decisions include the valuation of a security, the availability of qualified institutional buyers, brokers and dealers that trade in the security, and the availability of information about the security's issuer.

 REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. Under a reverse repurchase agreement, the fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. Reverse repurchase agreements involve the risk that the market value of securities retained by the fund may decline below the repurchase price of the securities sold by the fund which it is obligated to repurchase. A reverse repurchase agreement may be considered a borrowing transaction for purposes of the 1940 Act. A reverse repurchase agreement transaction will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing." A fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been reviewed and found satisfactory by the advisor.

 SECURITIES LENDING. A fund may lend its investment securities to qualified institutional investors (typically brokers, dealers, banks, or other financial institutions) who may need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities, or completing arbitrage operations. By lending its investment securities, a fund attempts to increase its net investment income through the receipt of interest on the securities lent. Any gain or loss in the market price of the securities lent that might occur during the term of the loan would be for the account of the fund. If the borrower defaults on its obligation to return the securities lent because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities lent or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities lent, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Cash received as collateral through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment to market appreciation or depreciation.
 The terms and the structure and the aggregate amount of securities loans must be consistent with the 1940 Act, and the rules or interpretations of the SEC thereunder. These provisions limit the amount of securities a fund may lend to 33 1/3% of the fund's total assets, and require that (1) the borrower pledge and maintain with the fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the U.S. government having at all times not less than 100% of the value of the securities lent, (2) the borrower add to such collateral whenever the price of the securities lent rises (i.e., the borrower "marks-to-market" on a daily basis), (3) the loan be made subject to termination by the fund at any time, and (4) the fund receive reasonable interest on the loan (which may include the fund's investing any cash collateral in interest bearing short-term investments), any distribution on the lent securities, and any increase in their market value. Loan arrangements made by each fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. The advisor will consider the creditworthiness of the borrower, among other things, in making decisions with respect to the lending of securities, subject to oversight by the board of trustees. At the present time, the SEC does not object if an investment company pays reasonable negotiated fees in connection with lent securities, so long as such fees are set forth in a written contract and approved by the investment company's trustees. In addition, voting rights pass with the lent securities, but if a material event occurs affecting an investment on loan, the loan must be called and the securities voted.

 SWAP AGREEMENTS. A swap agreement is a derivative (see additional discussion above). A swap agreement is an agreement between two parties (counterparties) to exchange payments at specified dates (periodic payment dates) on the basis of a specified amount (notional amount) with the payments calculated with reference to a specified asset, reference rate, or index.
 Examples of swap agreements include, but are not limited to, interest rate swaps, credit default swaps, equity swaps, commodity swaps, foreign currency swaps, index swaps, and total return swaps. Most swap agreements provide that when the periodic payment dates for both parties are the same, payments are netted, and only the net amount is paid to the counterparty entitled to receive the net payment. Consequently, a fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements allow for a wide variety of transactions. For example, fixed rate payments may be exchanged for floating rate payments; U.S. dollar-denominated payments may be exchanged for payments denominated in a different currency; and payments tied to the price of one asset, reference rate, or index may be exchanged for payments tied to the price of another asset, reference rate, or index.
 An option on a swap agreement, also called a "swaption," is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based "premium." A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.
 The use of swap agreements by a fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions.
 Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, swap transaction may be subject to a fund's limitation on investments in illiquid securities.
 Swap agreements may be subject to pricing risk, which exists when a particular swap becomes extraordinarily expensive (or cheap) relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity or to realize the intrinsic value of the swap agreement.
 Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment. A leveraged swap transaction will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."
 Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that its advisor will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the fund. If the advisor attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many swaps, in particular OTC swaps, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.
 The use of a swap agreement also involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. Additionally, the use of credit default swaps can result in losses if a fund's advisor does not correctly evaluate the creditworthiness of the issuer on which the credit swap is based.
 The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

 TAX MATTERS -- FEDERAL TAX TREATMENT OF FUTURES CONTRACTS. A fund is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In these cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Gains and losses on certain other futures contracts (primarily non-U.S. futures contracts) are not recognized until the contracts are closed and are treated as long-term or short-term, depending on the holding period of the contract. Sales of futures contracts that are intended to hedge against a change in the value of securities held by a fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. A fund may be required to defer the recognition of losses on one position, such as futures contracts, to the extent of any unrecognized gains on a related offsetting position held by the fund.

 In order for a fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies, or other income derived with respect to the fund's business of investing in securities or currencies. It is anticipated that any net gain recognized on futures contracts will be considered qualifying income for purposes of the 90% requirement.
 A fund will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes on futures transactions. Such distributions will be combined with distributions of capital gains realized on the fund's other investments and shareholders will be advised on the nature of the distributions.

 TAX MATTERS -- FEDERAL TAX TREATMENT OF NON-U.S. TRANSACTIONS. Special rules govern the Federal income tax treatment of certain transactions denominated in a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option, or similar financial instrument if such instrument is not marked to market. The disposition of a currency other than the U.S. dollar by a taxpayer whose functional currency is the U.S. dollar is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and non-equity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts, and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. The Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the IRC and the Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the IRC. Any gain or loss attributable to the foreign currency component of a transaction engaged in by a fund which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. It is anticipated that some of the non-U.S. dollar-denominated investments and foreign currency contracts a fund may make or enter into will be subject to the special currency rules described above.

 TAX MATTERS -- FOREIGN TAX CREDIT. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities held by a fund. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets are invested in securities of foreign issuers, the fund may elect to pass through foreign taxes paid, and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements, a tax credit on their tax returns. If shareholders do not meet the holding period requirements, they may still be entitled to a deduction for certain gains that were actually distributed by the fund, but will also show the amount of the available offsetting credit or deduction.

 TEMPORARY INVESTMENTS. A fund may take temporary defensive measures that are inconsistent with the fund's normal fundamental or non-fundamental investment policies and strategies in response to adverse market, economic, political, or other conditions as determined by the advisor. Such measures could include, but are not limited to, investments in (1) highly liquid short-term fixed income securities issued by or on behalf of municipal or corporate issuers, obligations of the U.S. government and its agencies, commercial paper, and bank certificates of deposit; (2) shares of other investment companies which have investment objectives consistent with those of the fund; (3) repurchase agreements involving any such securities; and (4) other money market instruments. There is no limit on the extent to which the fund may take temporary defensive measures. In taking such measures, the fund may fail to achieve its investment objective.

 WARRANTS. Warrants are instruments that give the holder the right, but not the obligation, to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

 WHEN-ISSUED, DELAYED-DELIVERY, AND FORWARD-COMMITMENT TRANSACTIONS. When-issued, delayed-delivery, and forward-commitment transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing securities pursuant to one of these transactions, payment for the securities is not required until the delivery date. However, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity or suffer a loss. A fund may renegotiate a when-issued or forward-commitment transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund. When-issued, delayed-delivery, and forward-commitment transactions will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the fund, if the fund covers the transaction in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."


                             INVESTMENT LIMITATIONS

Each Fund is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the Fund's shares. For these purposes, a "majority" of shares means shares representing the lesser of: (1) 67% or more of the Fund's net assets voted, so long as shares representing more than 50% of the Fund's net assets are present or represented by proxy; or (2) more than 50% of the Fund's net assets.


     BORROWING. Vanguard Equity Income and PRIMECAP Core Funds may borrow money for temporary purposes only in an amount not to exceed 15% of the Fund's net assets. Vanguard Growth Equity Fund may borrow money in an amount not to exceed 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings. For Vanguard Growth Equity Fund, asset coverage of at least 300% is required for all borrowings, except when the Fund has borrowed for temporary purposes in amounts not exceeding 5%. Each Fund may borrow money through banks or Vanguard's interfund lending program only, and must comply with all applicable regulatory conditions. Each Fund may not make any additional investments whenever its outstanding borrowings exceed 5% of net assets.


 COMMODITIES. Each Fund may not invest in commodities, except that it may invest in stock futures contracts, stock options, and options on stock futures contracts. No more than 5% of the Fund's total assets may be used as initial margin deposit for futures contracts, and no more than 20% of the Fund's total assets may be invested in futures contracts or options at any time.

 DIVERSIFICATION. With respect to 75% of its total assets, each Fund may not:
(1) purchase more than 10% of the outstanding voting securities of any one issuer; or (2) purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the United States Government, its agencies, or instrumentalities.

     ILLIQUID SECURITIES. Each Fund may not acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.


 INDUSTRY CONCENTRATION. Each Fund may not invest more than 25% of its total assets in any one industry.

 INVESTING FOR CONTROL.* Each Fund may not invest in a company for purposes of controlling its management.

 INVESTMENT OBJECTIVE. Unless stated otherwise in the "More on the Fund" section of the prospectuses, the investment objective of each Fund may not be materially changed without a shareholder vote.

 LOANS. Each Fund may not lend money to any person except by purchasing fixed-income securities that are publicly distributed, by entering into repurchase agreements, by lending its portfolio securities, or through Vanguard's interfund lending program.

 MARGIN.* Each Fund may not purchase securities on margin or sell securities short, except as permitted by the Fund's investment policies relating to commodities.

 PLEDGING ASSETS.* Each Fund may not pledge, mortgage, or hypothecate more than 15% of its net assets.

 REAL ESTATE. Each Fund may not invest directly in real estate, although it may invest in securities of companies that deal in real estate.

 SENIOR SECURITIES. Each Fund may not issue senior securities, except in compliance with the 1940 Act.

 UNDERWRITING. Each Fund may not engage in the business of underwriting securities issued by other persons. A Fund will not be considered an underwriter when disposing of its investment securities.

 None of these limitations prevents a Fund from having an ownership interest in Vanguard. As part owner of Vanguard, each Fund may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard's costs or other financial requirements. See "Management of the Funds" for more information.
 Compliance with the investment limitations set forth above is measured at the time the securities are purchased. If a percentage restriction is adhered to at the time the investment is made, a later change in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction.
*For Vanguard Growth Equity Fund, this is a non-fundamental limitation and may be changed by the Funds' board of trustees.


                                   SHARE PRICE

Each Fund's share price, called its net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange (the Exchange), generally 4 p.m., Eastern time. NAV per share for the Equity Income Fund is computed by dividing the net assets allocated to each share class by the number of Fund shares outstanding for that class. NAV per share for the Growth Equity Fund and the PRIMECAP Core Fund is computed by dividing the net assets of the Fund by the number of Fund shares outstanding.

 The Exchange typically observes the following holidays: New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Although each Fund expects the same holidays to be observed in the future, the Exchange may modify its holiday schedule or hours of operation at any time.

                        PURCHASE AND REDEMPTION OF SHARES

PURCHASE OF SHARES
The purchase price of shares of each Fund is the NAV per share next determined after the purchase request is received in good order, as defined in the Funds' prospectuses. The NAV per share is calculated as of the close of regular trading on the Exchange on each day the Exchange is open for business. A purchase order received before the close of regular trading on the Exchange will be executed at the NAV computed on the date of receipt; a purchase order received after the close of regular trading on the Exchange will be executed at the NAV computed on the first business day following the date of receipt.

REDEMPTION OF SHARES
Each Fund may suspend redemption privileges or postpone the date of payment for redeemed shares (1) during any period that the Exchange is closed or trading on the Exchange is restricted as determined by the SEC, (2) during any period when an emergency exists, as defined by the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to fairly determine the value of its assets, and (3) for such other periods as the SEC may permit.
 Each Fund has filed a notice of election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period.
 If Vanguard determines that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities held by the Fund in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of such securities received in payment of redemptions.

 Vanguard Equity Income Fund and Vanguard Growth Equity Fund do not charge redemption fees. Vanguard PRIMECAP Core Fund charges a 1% fee on shares redeemed (either by selling, by exchanging to another fund, or by application of the low-balance account-closure policy) within one year of purchase. The fee, which does not apply to any shares purchased through reinvested dividend or capital gains distributions, is withheld from redemption proceeds and retained by the Fund. Shares redeemed may be worth more or less than what was paid for them, depending on the market value of the securities held by the Fund.
 We will redeem your oldest shares first. In addition, in the event that you transfer your PRIMECAP Core Fund shares to a different account registration, the shares will retain their redemption fee status. If you transfer less than 100% of these shares, the redemption fee status of your shares will be carried over on a proportionate basis.


RIGHT TO CHANGE POLICIES
Vanguard reserves the right to (1) alter, add, or discontinue any conditions of purchase, service, or privilege at any time without notice; (2) accept initial purchases by telephone; (3) freeze any account and suspend account services when Vanguard has received reasonable notice of a dispute between the registered or beneficial account owners or when we reasonably believe a fraudulent transaction may occur or has occurred; (4) alter, impose, discontinue, or waive any redemption, low-balance account, account maintenance, or other fees charged to a group of shareholders; and (5) redeem an account, without the owner's permission to do so, in cases of threatening conduct or suspicious, fraudulent or illegal activity. Changes may affect all investors or only those in certain classes or groups. These actions will be taken when, in the sole discretion of Vanguard management, we reasonably believe they are deemed to be in the best interest of a fund.


INVESTING WITH VANGUARD THROUGH OTHER FIRMS
Each Fund has authorized certain agents to accept on its behalf purchase and redemption orders, and those agents are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf (collectively, Authorized Agents). A Fund will be deemed to have received a purchase or redemption order when an Authorized Agent accepts the order in accordance with the Fund's instructions. In most instances, a customer order that is properly transmitted to an Authorized Agent will be priced at the Fund's NAV next determined after the order is received by the Authorized Agent. If you invest with Vanguard through another firm, you should review that firm's policies relating to trading in the Vanguard funds.

                             MANAGEMENT OF THE FUNDS

THE VANGUARD GROUP

Each Fund is a member of Vanguard, which consists of more than 130 funds. Through their jointly-owned subsidiary, Vanguard, the funds obtain at cost virtually all of their corporate management, administrative, and distribution services. Vanguard also provides investment advisory services on an at-cost basis to several of the Vanguard funds.
 Vanguard employs a supporting staff of management and administrative personnel needed to provide the requisite services to the funds and also furnishes the funds with necessary office space, furnishings, and equipment. Each fund pays its share of Vanguard's total expenses, which are allocated among the funds under methods approved by the board of trustees of each fund. In addition, each fund bears its own direct expenses, such as legal, auditing, and custodian fees.

 The funds' officers are also officers and employees of Vanguard.

 Vanguard, Vanguard Marketing Corporation, the funds' advisors, and the funds have adopted Codes of Ethics designed to prevent employees who may have access to nonpublic information about the trading activities of the funds (access persons) from profiting from that information. The Codes permit access persons to invest in securities for their own accounts, including securities that may be held by a fund, but place substantive and procedural restrictions on the trading activities of access persons. For example, the Codes require that access persons receive advance approval for most securities trades to ensure that there is no conflict with the trading activities of the funds. The Codes also limit the ability of Vanguard employees to engage in short-term trading of Vanguard funds.

 Vanguard was established and operates under an Amended and Restated Funds' Service Agreement, which was approved by the shareholders of each of the funds. The Amended and Restated Funds' Service Agreement provides as follows: (1) each Vanguard fund may be called upon to invest up to 0.40% of its current net assets in Vanguard, and (2) there is no other limitation on the dollar amount that each Vanguard fund may contribute to Vanguard's capitalization. The amounts that each fund has invested are adjusted from time to time in order to maintain the proportionate relationship between each fund's relative net assets and its contribution to Vanguard's capital. As of September 30, 2004, the Funds contributed $595,000 to Vanguard, which represented 0.01% of each Fund's net assets and was 0.60% of Vanguard's capitalization.

 MANAGEMENT. Corporate management and administrative services include: (1) executive staff; (2) accounting and financial; (3) legal and regulatory; (4) shareholder account maintenance; (5) monitoring and control of custodian relationships; (6) shareholder reporting; and (7) review and evaluation of advisory and other services provided to the funds by third parties.

 DISTRIBUTION. Vanguard Marketing Corporation, a wholly-owned subsidiary of Vanguard, provides all distribution and marketing activities for the funds. The principal distribution expenses are for advertising, promotional materials, and marketing personnel. Distribution services may also include organizing and offering to the public, from time to time, one or more new investment companies. The funds' trustees review and approve the amount to be spent annually on distribution activities, as well as the manner and amount to be spent on each fund. The trustees also determine whether to organize new investment companies.
 One half of the distribution expenses of a marketing and promotional nature is allocated among the funds based upon their relative net assets. The remaining half of those expenses is allocated among the funds based upon each fund's sales for the preceding 24 months relative to the total sales of the funds as a group, provided, however, that no fund's aggregate quarterly rate of contribution for distribution expenses of a marketing and promotional nature shall exceed 125% of the average distribution expense rate for Vanguard, and that no fund shall incur annual distribution expenses in excess of 0.20 of 1% of its average month-end net assets.
 During the fiscal years ended September 30, 2002, 2003, and 2004, the Funds incurred the following approximate amounts of The Vanguard Group's management and administrative (including transfer agency), distribution, and marketing expenses. (Vanguard PRIMECAP Core Fund did not commence operations until December 9, 2004):

FUND
----                                  2002        2003        2004
Vanguard Equity Income Fund     $6,208,000  $6,076,000  $6,216,000
Vanguard Growth Equity Fund      2,514,000   2,374,000   2,974,000

 Each Fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the Fund part of the commissions generated. Such rebates are used solely to reduce the Funds' management and administrative expenses and are not reflected in these totals.


OFFICERS AND TRUSTEES
The officers of the Funds manage the day-to-day operations of the Funds under the direction of the Funds' board of trustees. The trustees set broad policies for the Funds; select investment advisors; monitor fund operations, performance, and costs; nominate and select new trustees; and elect fund officers. Each trustee serves a Fund until its termination; until the trustee's retirement, resignation, or death; or as otherwise specified in the Trust's organizational documents. Any trustee may be removed at a meeting of shareholders by a vote representing two-thirds of the total net asset value of all shares of the Funds. Each trustee also serves as a director of Vanguard.

 The following chart shows information for each trustee and executive officer of the Funds. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.


                                              VANGUARD
                         POSITION(S)          FUNDS' TRUSTEE/     PRINCIPAL OCCUPATION(S)                  NUMBER OF VANGUARD FUNDS
NAME, YEAR OF BIRTH      HELD WITH FUNDS      OFFICER SINCE       DURING THE PAST FIVE YEARS            OVERSEEN BY TRUSTEE/OFFICER
-------------------      ---------------      --------------      --------------------------            ---------------------------
INTERESTED TRUSTEE
John J. Brennan*         President, Chairman      May 1987        President, Officer, and Director                              133
(1954)                   of the Board, Chief                      (Trustee) of Vanguard and each of
                         Executive Officer,                       the investment companies served
                         and Trustee                              by Vanguard.

-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
Charles D. Ellis         Trustee              January 2001        The Partners of '63 (pro bono ventures in                     133
(1937)                                                            education); Senior Advisor to Greenwich
                                                                  Associates (international business strategy
                                                                  consulting); Successor Trustee of Yale
                                                                  University; Overseer of the Stern School of
                                                                  Business at New York University; Trustee of
                                                                  the Whitehead Institute for Biomedical
                                                                  Research.

Rajiv L. Gupta           Trustee              December 2001       Chairman and Chief Executive Officer                          133
(1945)                                                            of Rohm and Haas Co. (chemicals) since
                                                                  October 1999; Board Member of American Chemistry
                                                                  Council; Director of Tyco International, Ltd.
                                                                  (diversifie manufacturing and services) since 2005;
                                                                  Trustee of Drexel University and Chemical Heritage
                                                                  Foundation.

JoAnn Heffernan Heisen   Trustee              July 1998           Vice President, Chief Information Officer, and                133
(1950)                                                            Member of the Executive Committee of
                                                                  Johnson & Johnson (pharmaceuticals/
                                                                  consumer products); Director of the University Medical
                                                                  Center at Princeton and Women's Research
                                                                  and Education Institute.

Andre F. Perold          Trustee              December 2004       George Gund Professor of Finance and Banking,                 133
(1952)                                                            Harvard Business School since 2000; Senior
                                                                  Associate Dean: Director of Faculty Recruiting,
                                                                  and Chair of Finance Faculty, Harvard Business School
                                                                  Director and Chairman of Unx, Inc. (equities trading
                                                                  firm) since 2003; Director of registered investment
                                                                  companies advised by Merrill Lynch Investment
                                                                  Managers and affiliates (1985-2004), Genbel
                                                                  Securities Limited (South African financial services
                                                                  firm) (1999-2003), Gensec Bank (1999-2003), Sanlam
                                                                  Investment Management (1999-2001), Sanlam, Ltd.
                                                                  (South African insurance company) (2001-2003),
                                                                  Stockbank, Inc. (credit card firm) (2000-2002),
                                                                  Bulldogresearch.com (investment research) (1999-
                                                                  2001); and Trustee of Commonfund (investment
                                                                  management) (1989-2001).

Alfred M. Rankin, Jr.    Trustee              January 1993        Chairman, President, Chief Executive Officer,                 133
(1941)                                                            and Director of NACCO Industries, Inc.(forklift
                                                                  trucks/housewares/lignite); Director of
                                                                  Goodrich Corporation (industrial products/
                                                                  aircraft systems and services). Director of the
                                                                  Standard Products Company (supplier for
                                                                  automotive industry) until 1998.

*Officers of the Funds are "interested persons" as defined in the 1940 Act.

                                              VANGUARD
                         POSITION(S)          FUNDS' TRUSTEE/     PRINCIPAL OCCUPATION(S)                  NUMBER OF VANGUARD FUNDS
NAME, YEAR OF BIRTH      HELD WITH FUNDS      OFFICER SINCE       DURING THE PAST FIVE YEARS            OVERSEEN BY TRUSTEE/OFFICER
-------------------      ---------------      --------------      --------------------------            ---------------------------

J. Lawrence Wilson       Trustee              April 1985          Retired Chairman and Chief Executive Officer                  133
(1936)                                                            of Rohm and Haas Co. (chemicals); Director of
                                                                  Cummins Inc. (diesel engines), MeadWestvaco
                                                                  Corp. (packaging products), and Amerisource
                                                                  Bergen Corp. (pharmaceutical distribution);
                                                                  Trustee of Vanderbilt University and Culver
                                                                  Educational Foundation.

-----------------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS
Heidi Stam*       Secretary            July 2005                  Princiapl of Vanguard since 1997; General Counsel             133
(1951)                                                            Vanguard since July 2005; Secretary of
                                                                  Vanguard, and of each of the investment companies
                                                                  served by Vanguard since July 2005.

Thomas J. Higgins*       Treasurer            July 1998           Principal of Vanguard; Treasurer of each of the               133
(1957)                                                            investment companies served by since July 1998.

*Officers of the Funds are "interested persons" as defined in the 1940 Act.

 Mr. Ellis is a Senior Advisor to Greenwich Associates, a firm that consults on business strategy to professional financial services organizations in markets around the world. A large number of financial service providers, including Vanguard, subscribe to programs of research-based consulting. During 2003 and 2004, Vanguard paid Greenwich subscription fees amounting to less than $350,000. Vanguard's subscription rates are similar to those of other subscribers.


 Board Committees: Each Fund's board has the following committees:

- Audit Committee: This committee oversees the accounting and financial reporting policies, the systems of internal controls, and the independent audits of each Fund and Vanguard. All independent trustees serve as members of the committee. The committee held three meetings during each Fund's last fiscal year.

- Compensation Committee: This committee oversees the compensation programs established by each Fund and Vanguard for the benefit of their employees, officers, and trustees/directors. All independent trustees serve as members of the committee. The committee held three meetings during each Fund's last fiscal year.

- Nominating Committee: This committee nominates candidates for election to Vanguard's board of directors and the board of trustees of each fund (collectively, the Vanguard boards). The committee also has the authority to recommend the removal of any director or trustee from the Vanguard boards. All independent trustees serve as members of the committee. The committee held three meetings during each Fund's last fiscal year.


 The Nominating Committee will consider shareholder recommendations for trustee nominees. Shareholders may send recommendations to Mr. Wilson, Chairman of the Committee.


TRUSTEES' OWNERSHIP OF FUND SHARES

All trustees allocate their investments among the various Vanguard funds based on their own investment needs. The following table shows each trustee's ownership of shares of each Fund and of all Vanguard funds served by the trustee as of December 31, 2004. As a group, the funds' trustees and officers own less than 1% of the outstanding shares of each class of each fund.

                              VANGUARD FENWAY FUNDS


                                                                  AGGREGATE DOLLAR RANGE OF
                                                   DOLLAR RANGE        VANGUARD FUND SHARES
FUND                                             OF FUND SHARES             OWNED BY TRUSTEE
----                                   TRUSTEE  OWNED BY TRUSTEE
VANGUARD EQUITY INCOME FUND
                               John J. Brennan        $1-$10,000               Over $100,000
                              Charles D. Ellis              None               Over $100,000
                                Rajiv L. Gupta              None               Over $100,000
                        JoAnn Heffernan Heisen              None               Over $100,000
                              Andre F. Perold*              None               Over $100,000
                         Alfred M. Rankin, Jr.              None               Over $100,000
                            J. Lawrence Wilson              None               Over $100,000
VANGUARD GROWTH EQUITY FUND
                               John J. Brennan   $10,001-$50,000               Over $100,000
                              Charles D. Ellis              None               Over $100,000
                                Rajiv L. Gupta              None               Over $100,000
                        JoAnn Heffernan Heisen              None               Over $100,000
                              Andre F. Perold*              None               Over $100,000
                         Alfred M. Rankin, Jr.              None               Over $100,000
                            J. Lawrence Wilson              None               Over $100,000
VANGUARD PRIMECAP CORE FUND
                               John J. Brennan     Over $100,000               Over $100,000
                              Charles D. Ellis              None               Over $100,000
                                Rajiv L. Gupta              None               Over $100,000
                        JoAnn Heffernan Heisen              None               Over $100,000
                              Andre F. Perold*              None               Over $100,000
                         Alfred M. Rankin, Jr.              None               Over $100,000
                            J. Lawrence Wilson              None               Over $100,000
*Mr. Perold became a member of the board effective December 2004.




TRUSTEE COMPENSATION
The same individuals serve as trustees of all Vanguard funds, and each fund pays a proportionate share of the trustees' compensation. The funds also employ their officers on a shared basis; however, officers are compensated by Vanguard, not the funds.

 INDEPENDENT TRUSTEES. The funds compensate their independent trustees (i.e., the ones who are not also officers of the funds) in three ways:

- The independent trustees receive an annual fee for their service to the funds, which is subject to reduction based on absences from scheduled board meetings.

- The independent trustees are reimbursed for the travel and other expenses that they incur in attending board meetings.

- Upon retirement (after attaining age 65 and completing five years of service), the independent trustees who began their service prior to January 1, 2001, receive a retirement benefit under a separate account arrangement. As of January 1, 2001, the opening balance of each eligible trustee's separate account was generally equal to the net present value of the benefits he or she had accrued under the trustees' former retirement plan. Each eligible trustee's separate account will be credited annually with interest at a rate of 7.5% until the trustee receives his or her final distribution. Those independent trustees who began their service on or after January 1, 2001, are not eligible to participate in the plan.


 "INTERESTED" TRUSTEE. Mr. Brennan serves as a trustee, but is not paid in this capacity. He is, however, paid in his role as officer of The Vanguard Group, Inc.

 COMPENSATION TABLE. The following table provides compensation details for each of the trustees. We list the amounts paid as compensation and accrued as retirement benefits by the Funds for each trustee. In addition, the table shows the total amount of benefits that we expect each trustee to receive from all Vanguard funds upon retirement, and the total amount of compensation paid to each trustee by all Vanguard funds.

                              VANGUARD FENWAY FUNDS
                          TRUSTEES' COMPENSATION TABLE
                                                                    PENSION OR                                           TOTAL
                                                                    RETIREMENT           ACCRUED ANNUAL           COMPENSATION
                                            AGGREGATE         BENEFITS ACCRUED               RETIREMENT      FROM ALL VANGUARD
                                         COMPENSATION         AS PART OF THESE              BENEFITS AT          FUNDS PAID TO
TRUSTEE                           FROM THESE FUNDS(1)       FUNDS' EXPENSES(1)       JANUARY 1, 2004(2)             TRUSTEE(3)
-------                           -------------------       ------------------       ------------------             ----------
John J. Brennan                                  None                    None                     None                    None
Charles D. Ellis                                 $767                     N/A                      N/A                $112,700
Rajiv L. Gupta(3)                                 767                     N/A                      N/A                 112,700
JoAnn Heffernan Heisen                            767                     $44                   $3,873                 112,700
Andre F. Perold(4)                                N/A                     N/A                      N/A                  19,200
Alfred M. Rankin, Jr.                             767                      53                    6,067                 112,700
J. Lawrence Wilson                                878                      57                    8,393                 130,000

(1) The amounts shown in this column are based on the Funds' fiscal year ended September 30, 2004. Each Fund within the Trust is responsible for a proportionate share of these amounts (except the Vanguard PRIMECAP Core Fund, which did not commence operations until December 9, 2004).
(2) Each trustee is eligible to receive retirement benefits only after completing at least 5 years (60 consecutive months) of service as a trustee for the Vanguard funds. The annual retirement benefit will be paid in monthly installments, beginning with the month following the trustee's retirement from service, and will cease after 10 years of payments (120 monthly installments). Trustees who began their service on or after January 1, 2001, are not eligible to participate in the retirement benefit plan.
(3) The amounts reported in this column reflect the total compensation paid to each trustee for his or her service as trustee of 132 Vanguard funds for the 2004 calendar year.
(4)  Mr. Perold became a member of the Funds' board effective December 2004.


PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

INTRODUCTION

Vanguard and the Boards of Trustees of the Vanguard funds (the Boards) have adopted Portfolio Holdings Disclosure Policies and Procedures (Polices and Procedures) to govern the disclosure of the portfolio holdings of a Vanguard fund. Vanguard and the Boards considered each of the circumstances under which Vanguard fund portfolio holdings may be disclosed to different categories of persons under the Policies and Procedures. Vanguard and the Boards also considered actual and potential material conflicts that could arise in such circumstances between the interests of Vanguard fund shareholders, on the one hand, and those of the fund's investment advisor, distributor, or any affiliated person of the fund, its investment advisor, or its distributor, on the other. After giving due consideration to such matters and after the exercise of their fiduciary duties and reasonable business judgment, Vanguard and the Boards determined that the Vanguard funds have a legitimate business purpose for disclosing portfolio holdings to the persons described in each of the circumstances set forth in the Policies and Procedures and that the Policies and Procedures are reasonably designed to ensure that disclosure of portfolio holdings and information about portfolio holdings is in the best interests of fund shareholders and appropriately address the potential for material conflicts of interest.
 The Boards exercise continuing oversight of the disclosure of Vanguard fund portfolio holdings by (1) overseeing the implementation and enforcement of the Policies and Procedures, the Code of Ethics, and the Policies and Procedures Designed to Prevent the Misuse of Inside Information (collectively, the portfolio holdings governing policies) by the Chief Compliance Officer of Vanguard and the Vanguard funds, (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the Investment Company Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings governing policies, and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies. Vanguard and the Boards reserve the right to amend the Policies and Procedures at any time and from time to time without prior notice in their sole discretion. For purposes of the Policies and Procedures, the term "portfolio holdings" means the equity and debt securities (e.g., stocks and bonds) held by a Vanguard fund and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by the fund.

ONLINE DISCLOSURE OF TEN LARGEST STOCK HOLDINGS

Each of the Vanguard equity funds and Vanguard balanced funds generally will seek to disclose their ten largest stock portfolio holdings and the percentages that each of these ten largest stock portfolio holdings represent of the fund's total assets (collectively, ten largest stock holdings) as of the most recent calendar-quarter end online at www.vanguard.com in the "Holdings" section of the fund's Profile page, 15 calendar days after the end of the calendar quarter. Online disclosure of the ten largest stock holdings is made to all categories of persons, including individual investors, institutional investors, intermediaries, third-party service providers, rating and ranking organizations, affiliated persons of a Vanguard fund, and all other persons.

ONLINE DISCLOSURE OF COMPLETE PORTFOLIO HOLDINGS
Each of the Vanguard funds, excluding Vanguard money market funds, will seek to disclose their complete portfolio holdings as of the most recent calendar-quarter end online at www.vanguard.com in the "Holdings" section of the fund's Profile page, 30 calendar days after the end of the calendar quarter. Online disclosure of complete portfolio holdings is made to all categories of persons, including individual investors, institutional investors, intermediaries, third-party service providers, rating and ranking organizations, affiliated persons of a Vanguard fund, and all other persons. A Principal or Senior Analyst in Vanguard's Portfolio Review Department will review complete portfolio holdings before online disclosure is made as described above and, after consultation with a Vanguard fund's investment advisor, may withhold any portion of the fund's complete portfolio holdings from online disclosure as described above when deemed to be in the best interest of the fund.

DISCLOSURE OF COMPLETE PORTFOLIO HOLDINGS TO SERVICE PROVIDERS SUBJECT TO CONFIDENTIALITY AND TRADING RESTRICTIONS
Vanguard, for legitimate business purposes, may disclose Vanguard fund complete portfolio holdings at times it deems necessary and appropriate to rating and ranking organizations, financial printers, proxy voting service providers, pricing information vendors, third-parties that deliver analytical, statistical, or consulting services, and other third parties that provide services (collectively, Service Providers) to Vanguard, Vanguard subsidiaries, and/or the Vanguard funds. Disclosure of complete portfolio holdings to a Service Provider is conditioned on the Service Provider being subject to a written agreement imposing a duty of confidentiality, including a duty not to trade on the basis of any material nonpublic information. The frequency with which complete portfolio holdings may be disclosed to a Service Provider, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed to the Service Provider, is determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the funds and their shareholders, and the legitimate business purposes served by such disclosure. The frequency of disclosure to a Service Provider varies and may be as frequent as daily, with no lag. Disclosure of Vanguard fund complete portfolio holdings by Vanguard to a Service Provider must be authorized by a Vanguard fund officer or a Principal in Vanguard's Portfolio Review or Legal Departments. Any disclosure of Vanguard fund complete portfolio holdings to a Service Provider as described above may also include a list of the other investment positions comprising the fund, such as cash investments and derivatives.

 As of December 31, 2004, Vanguard fund complete portfolio holdings are disclosed to the following Service Providers as part of ongoing arrangements that serve legitimate business purposes: Alcom Printing Group Inc., Apple Press Automatic Data Processing, Inc., Intelligencer Printing Company, McMunn Associates Inc., Moore Wallace Inc., Pitney Bowes Management Services, Reuters America Inc., Triune Color Corporation, and Tursack Printing Inc.

DISCLOSURE OF COMPLETE PORTFOLIO HOLDINGS TO VANGUARD AFFILIATES AND CERTAIN FIDUCIARIES SUBJECT TO CONFIDENTIALITY AND TRADING RESTRICTIONS
Vanguard fund complete portfolio holdings may be disclosed between and among the following persons (collectively, (Affiliates and Fiduciaries) for legitimate business purposes within the scope of their official duties and responsibilities, subject to such persons' continuing legal duty of confidentiality and legal duty not to trade on the basis of any material nonpublic information, as such duties are imposed under the Code of Ethics, the Policies and Procedures Designed to Prevent the Misuse of Inside Information, by agreement, or under applicable laws, rules, and regulations: (1) persons who are subject to the Code of Ethics or the Policies and Procedures Designed to Prevent the Misuse of Inside Information; (2) an investment advisor, distributor, administrator, transfer agent, or custodian to a Vanguard fund; (3) an accounting firm, an auditing firm, or outside legal counsel retained by Vanguard, a Vanguard subsidiary, or a Vanguard fund; (4) an investment advisor to whom complete portfolio holdings are disclosed for due diligence purposes when the advisor is in merger or acquisition talks with a Vanguard fund's current advisor; and (5) a newly hired investment advisor or sub-advisor to whom complete portfolio holdings are disclosed prior to the time it commences its duties.

 The frequency with which complete portfolio holdings may be disclosed between and among Affiliates and Fiduciaries, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed between and among the Affiliates and Fiduciaries, is determined by such Affiliates and Fiduciaries based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, and the risk of harm to the funds and their shareholders, and the legitimate business purposes served by such disclosure. The frequency of disclosure between and among Affiliates and Fiduciaries varies and may be as frequent as daily, with no lag. Any disclosure of Vanguard fund complete portfolio holdings to any Affiliates and Fiduciaries as described in the preceding text may also include a list of the other investment positions comprising the fund, such as cash investments and derivatives. Disclosure of Vanguard fund complete portfolio holdings or investment positions by Vanguard, Vanguard Marketing Corporation, or a Vanguard fund to Affiliates and Fiduciaries must be authorized by a Vanguard fund officer or a Principal of Vanguard. As of December 31, 2004, Vanguard fund complete portfolio holdings are disclosed to the following Affiliates and Fiduciaries as part of ongoing arrangements that serve legitimate business purposes: Vanguard and each investment advisor, custodian, and independent registered public accounting firm identified in this Statement of Additional Information.


DISCLOSURE OF PORTFOLIO HOLDINGS TO BROKER-DEALERS IN THE NORMAL COURSE OF MANAGING A FUND'S ASSETS
An investment advisor, administrator, or custodian for a Vanguard fund may, for legitimate business purposes within the scope of their official duties and responsibilities, disclose portfolio holdings (whether partial portfolio holdings or complete portfolio holdings) and other investment positions comprising the fund to one or more broker-dealers during the course of, or in connection with, normal day-to-day securities and derivatives transactions with or through such broker-dealers subject to the broker-dealer's legal obligation not to use or disclose material nonpublic information concerning the funds' portfolio holdings, other investment positions, securities transactions, or derivatives transactions without the consent of the funds or their agents. The Vanguard funds have not given their consent to any such use or disclosure and no person or agent of Vanguard is authorized to give such consent except as approved in writing by the fund Boards. Disclosure of portfolio holdings or other investment positions by Vanguard to broker-dealers must be authorized by a Vanguard fund officer or a Principal of Vanguard.


DISCLOSURE OF NON-MATERIAL INFORMATION
The Policies and Procedures permit Approved Vanguard Representatives to disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance, or other information, in connection with or relating to a Vanguard fund or its portfolio holdings and/or other investment positions (collectively, commentary and analysis) or any changes in the portfolio holdings of a Vanguard fund that occurred after the most recent calendar-quarter end (recent portfolio changes) to any person if (1) such disclosure serves a legitimate business purpose, (2) such disclosure does not effectively result in the disclosure of the complete portfolio holdings of any Vanguard fund (which can be disclosed only in accordance with the Policies and Procedures), and (3) such information does not constitute material nonpublic information. Disclosure of commentary and analysis or recent portfolio changes by Vanguard, Vanguard Marketing Corporation, or a Vanguard fund must be authorized by a Vanguard fund officer or a Principal of Vanguard.

 An Approved Vanguard Representative must make a good faith determination whether the information constitutes material nonpublic information, which involves an assessment of the particular facts and circumstances. Vanguard believes that in most cases recent portfolio changes that involve a few or even several securities in a diversified portfolio or commentary and analysis would be immaterial and would not convey any advantage to a recipient in making an investment decision concerning a Vanguard fund. Nonexclusive examples of commentary and analysis about a Vanguard fund include (1) the allocation of the fund's portfolio holdings and other investment positions among various asset classes, sectors, industries, and countries, (2) the characteristics of the stock and bond components of the fund's portfolio holdings and other investment positions, (3) the attribution of fund returns by asset class, sector, industry, and country, and (4) the volatility characteristics of the fund. An Approved Vanguard Representative may in its sole discretion determine whether to deny any request for information made by any person, and may do so for any reason or no reason. "Approved Vanguard Representatives" include Vanguard fund officers, Vanguard fund portfolio managers and other individuals employed by or associated with Vanguard or a subsidiary of Vanguard who have been authorized by a Principal in Vanguard's Portfolio Review Department to disclose recent portfolio changes and/or commentary and analysis in accordance with the Policies and Procedures.

DISCLOSURE OF PORTFOLIO HOLDINGS AS REQUIRED BY APPLICABLE LAW
Vanguard fund portfolio holdings (whether partial portfolio holdings or complete portfolio holdings) and other investment positions comprising a fund shall be disclosed to any person as required by applicable laws, rules, and regulations. Examples of such required disclosure include, but are not limited to, disclosure of Vanguard fund portfolio holdings (1) in a filing or submission with the SEC or another regulatory body, (2) in connection with seeking recovery on defaulted bonds in a federal bankruptcy case, (3) in connection with a lawsuit, or (4) as required by court order. Disclosure of portfolio holdings or other investment positions by Vanguard, Vanguard Marketing Corporation, or a Vanguard fund as required by applicable laws, rules and regulations must be authorized by a Vanguard fund officer or a Principal of Vanguard.

PROHIBITIONS ON DISCLOSURE OF PORTFOLIO HOLDINGS
No person is authorized to disclose Vanguard fund portfolio holdings or other investment positions (whether online at www.vanguard.com, in writing, by fax, by e-mail, orally, or by other means) except in accordance with the Policies and Procedures. In addition, no person is authorized to make disclosure pursuant to the Policies and Procedures if such disclosure is otherwise unlawful under the antifraud provisions of the federal securities laws (as defined in Rule 38a-1 under the 1940 Act). Furthermore, Vanguard's management, in its sole discretion, may determine not to disclose portfolio holdings or other investment positions comprising a Vanguard fund to any person who would otherwise be eligible to receive such information under the Policies and Procedures, or may determine to make such disclosures publicly as provided by the Policies and Procedures.

PROHIBITIONS ON RECEIPT OF COMPENSATION OR OTHER CONSIDERATION
The Policies and Procedures prohibit a Vanguard fund, its investment advisor, and any other person to pay or receive any compensation or other consideration of any type for the purpose of obtaining disclosure of Vanguard fund portfolio holdings or other investment positions. "Consideration" includes any agreement to maintain assets in the fund or in other investment companies or accounts managed by the investment advisor or by any affiliated person of the investment advisor.

                          INVESTMENT ADVISORY SERVICES
                           VANGUARD EQUITY INCOME FUND

The Fund currently has two investment advisors:

- WELLINGTON MANAGEMENT COMPANY, LLP (Wellington Management), 75 State Street, Boston, MA 02109, is an investment advisory firm founded in 1928. As of March 31, 2005, Wellington management managed about $470 billion in assets. N VANGUARD, 100 Vanguard Boulevard, Malvern, PA 19355, which began operations in 1975, serves as advisor to the Fund through its Quantitative Equity Group. As of March 31, 2005, Vanguard's Quantitative Equity Group served as advisor for about $337 billion in assets.

The Fund previously employed three other firms as investment advisors:

- Spare, Kaplan, Bischel & Associates managed a portion of the Fund's assets from 1995 through 1999;
- Newell Associates managed all of the Fund's assets from inception through 1994, and a portion of the Fund's assets from 1995 through July 28, 2003.
- John A. Levin & Co., Inc. managed a portion of the Fund's assets from 1995 through September 23, 2005.

 With respect to its assigned portion of the Fund, each advisor is responsible for managing the investment and reinvestment of the Fund's assets, and continuously reviewing, supervising, and administering the Fund's investment program. Each advisor discharges its responsibilities subject to the supervision and oversight of Vanguard's Portfolio Review Group and the officers and trustees of the Fund. Vanguard's Portfolio Review Group is responsible for recommending changes in a Fund's advisory arrangements to the Fund's board of trustees, including changes in the amount of assets allocated to each advisor, and whether to hire, terminate, or replace an advisor.

WELLINGTON MANAGEMENT COMPANY, LLP
The Fund pays Wellington Management a basic advisory fee (basic fee) at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the following annual percentage rates, to the average month-end net assets of the Fund managed by Wellington Management (Wellington Management Portfolio) for the quarter:


NET ASSETS                        ANNUAL RATE
----------                        -----------
First $1 billion                       0.125%
Next $4 billion                        0.100%
Over $5 billion                        0.080%

 The basic fee paid to Wellington Management, as provided above, will be increased or decreased by applying a performance fee adjustment. The adjustment will be calculated as a percentage of the basic fee and will change proportionately with the investment performance of the Wellington Management Portfolio. The investment performance will be based on the cumulative return of the Wellington Management Portfolio over a trailing 36-month period ending with the applicable quarter, relative to the cumulative total return of the Lipper Equity Income average (the Benchmark) for the same period. The adjustment applies as follows:

CUMULATIVE 36-MONTH PERFORMANCE OF                            PERFORMANCE FEE
PORTFOLIO VS. BENCHMARK                                           ADJUSTMENT*
-----------------------                                       ---------------
Exceeds by 3% to 6%                                                       10%
Exceeds by more than 6%                                                   20%
Trails by 3% to 6%                                                       -10%
Trails by more than 6%                                                   -20%
*For purposes of this calculation, the basic fee is calculated by applying a quarterly rate based on the annual basic fee rate using average assets over the same period over which the performance is measured.

VANGUARD
Vanguard's Quantitative Equity Group provides investment advisory services on an at-cost basis with respect to a portion of Vanguard Equity Income Fund's assets. Vanguard's Quantitative Equity Group is supervised by the officers of the funds.
     During the fiscal years ended September 30, 2002, 2003, and 2004, Vanguard Equity Income Fund incurred the following advisory fees: $4,622,000, $4,048,000, and $3,343,000, respectively.

DESCRIPTION OF THE ADVISORS
     WELLINGTON MANAGEMENT COMPANY, LLP. Wellington Management is a professional investment advisory firm that provides services to employee benefits plans, endowment funds, and other institutions. The firm was founded in 1928, and is organized as a Massachusetts limited liability partnership. The managing partners of Wellington Management are Duncan M. McFarland, Laurie A. Gabriel, and John R. Ryan. Mr. Ryan is the portfolio manager who is primarily responsible for Wellington Management's portion of the Fund.

     VANGUARD. Vanguard is a family of more than 130 funds holding assets in excess of $875 billion. Vanguard's Quantitative Equity Group provides investment advisory services to many Vanguard funds. James P. Stetler is responsible for overseeing Vanguard's portion of the Fund.

                           VANGUARD GROWTH EQUITY FUND

The Fund pays Turner Investment Partners (Turner) a basic fee at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the following annual percentage rates, to the average month-end net assets of the Fund for the quarter.

NET ASSETS            ANNUAL RATE
----------            -----------
First $200 million          0.50%
Next $300 million           0.40%
Next $1.5 billion           0.30%
Over $2 billion             0.20%

 The basic fee paid to Turner, as provided above, may be increased or decreased by applying a performance fee adjustment. The adjustment will be calculated as a percentage of the basic fee and will change proportionately with the investment performance of the Fund relative to the return of the Russell 1000 Growth Index (the Index) for the 36-month period ending with the then-ended quarter.

 The following table sets forth the performance fee rates payable by the Fund to Turner under the investment advisory agreement:


CUMULATIVE 36-MONTH
PERFORMANCE OF THE FUND                                        ADJUSTMENT AS A
VERSUS THE INDEX (A)                                PERCENTAGE OF BASIC FEE (B)
--------------------                                --------------------------
Trails by more than 9%                                                    -75%
Trails by 0% to 9%                               Linear decrease from 0%to 75%
Exceeds by 0% to 9%                            Linear increase from 0% to +75%
Exceeds by more than 9%                                                   +75%

     (a) During the first 36-month period, inception-to-date Fund performance versus performance of the Index for the same period will be utilized. Subject to the transition rules provided for below, the +/-9% hurdle rate illustrated in the table above will be multiplied by a fraction, the numerator being the months elapsed since inception and the denominator being 36.

     For purposes of the adjustment calculator, the basic fee is calculated by applying the above rate schedule against the average month-end net assets over the same time period for which the performance is measured.

     (b) Linear application of the adjustment provides for an infinite number of results within the stated range. Example: Cumulative 36-month performance of the Fund versus the Index is +7.2%. Accordingly, a performance fee adjustment of +60% [(7.2% divided by 9.0%) times 75% maximum] of the basic fee would be due and payable.

     For the fiscal years ended September 30, 2002, 2003, and 2004, the Fund incurred $2,719,000 (before a performance-based decrease of $1,371,000), $2,525,000 (before a performance-based decrease of $1,718,000), and $3,170,000 (before a performance based decrease of $314,000), respectively, in investment advisory fees.

DESCRIPTION OF TURNER
Turner is a professional advisory firm, founded in March 1990. Robert E. Turner is the Chairman and controlling shareholder. Turner has provided investment advisory services to investment companies since 1992.

                           VANGUARD PRIMECAP CORE FUND

The Fund has entered into an investment advisory agreement with PRIMECAP Management Company (PRIMECAP), located at 225 South Lake Street, Pasadena, CA 91101, under which PRIMECAP manages the investment and reinvestment of the Fund's assets and continuously reviews, supervises, and administers the Fund's investment program, PRIMECAP discharges its responsibilities subject to the supervision and oversight of the officers and trustees of the Fund.

 PRIMECAP is a California corporation whose outstanding shares are owned by its directors and officers. The directors of the corporation and the offices they currently hold are: Howard Bernard Schow, Chairman; Mitchell John Milias, Vice Chairman; and Theofanis Anastasios Kolokotrones, President.

 The Fund pays PRIMECAP an advisory fee at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the following annual percentage rates, to the Fund's average month-end net assets for the quarter:


NET ASSETS            ANNUAL RATE
----------            -----------
First $50 million          0.500%
Next $200 million          0.450%
Next $250 million          0.375%
Next $19.5 billion         0.300%
Over $20 billion           0.200%


DURATION AND TERMINATION OF INVESTMENT ADVISORY AGREEMENTS

Each Fund's current agreement with its advisor(s) is renewable for successive one-year periods, only if (1) each renewal is specifically approved by a vote of the Fund's board of trustees, including the affirmative votes of a majority of trustees who are not parties to the contract or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of considering such approval, or (2) each renewal is specifically approved by a vote of a majority of the Fund's outstanding voting securities. An agreement is automatically terminated if assigned, and may be terminated without penalty at any time (1) by vote of the board of trustees of the Fund on sixty
(60) days' written notice to the advisor, (2) by a vote of a majority of the Fund's outstanding voting securities, or (3) by the advisor upon ninety (90) days' written notice to the Fund.


BOARD REVIEW OF INVESTMENT ADVISORY ARRANGEMENTS

Each Fund's board of trustees oversees the Fund's management and performance on a regular basis. For Vanguard Equity Income Fund, Vanguard Growth Equity Fund, and Vanguard PRIMECAP Core Fund, which are advised by independent third-party advisory firms unaffiliated with Vanguard (collectively the "Externally-Advised Funds"), the board determines annually whether to approve and renew the Funds' investment advisory arrangements. For Vanguard Equity Income Fund, which is also managed by Vanguard (the "Vanguard-Advised Fund"), the board considers annually whether the Fund and its shareholders continue to benefit from the internalized management structure whereby the Fund receives investment management services at cost from Vanguard's Quantitative Equity Group. Vanguard provides the board with monthly, quarterly, and annual analyses of each advisor's performance, as well as other information of interest from time to time. In addition, the investment advisors provide the board with quarterly self-evaluations and certain other information the board deems important to evaluate the short- and long-term performance of the advisors of each Fund, and the internalized management services provided by Vanguard. Each Fund's portfolio managers meet with the board periodically to discuss the management and performance of the Fund.
 When considering whether to renew an investment advisory contract (in the case of the Externally-Advised Funds), or continue the internalized management structure of the Vanguard-Advised Fund, the board examines several factors, but does not identify any particular factor as controlling their decision. Some of the factors considered by the board include: the nature, extent, and quality of the advisory services provided as well as other material facts, such as the investment performance of the Fund's assets managed by the advisor and the fair market value of the services provided. The board reviews and considers the extent to which the advisor has realized or will realize economies of scale as the Fund grows. Additional information is provided to the board detailing other sources of revenue to the advisor or its affiliates from its relationship with the Fund; intangible or "fall-out" benefits that accrue to the advisor and its affiliates, if relevant; and the advisor's control of the investment expenses of the Fund, such as transaction costs, including ways in which portfolio transactions for the Fund are conducted and brokers are selected.
 For the Externally-Advised Funds, the board also takes into account the nature of the fee arrangements, which include breakpoints that decrease the fee rate as the size of the advisor's portfolio increases.
 The board also reviews the investment performance of each Fund compared with a peer group of funds and an appropriate index or combination of indexes, in addition to a comparative analysis of expense ratios of, and advisory fees paid by, similar funds.


VANGUARD EQUITY INCOME FUND

The board considered performance and advisory fee information when determining whether to continue the Fund's investment advisory arrangements with Wellington Management Company, LLP, and Vanguard. Recent performance and advisory fee information follows:


                                          AVERAGE ANNUAL RETURN (BEFORE TAXES) FOR
                                              PERIODS ENDED SEPTEMBER 30, 2004
                                              --------------------------------
                                                                                          ADVISORY FEES EXPRESSED AS AN
                                              ONE        FIVE         TEN      EXPENSE     ANNUAL EFFECTIVE RATE OF THE
                                             YEAR       YEARS       YEARS        RATIO        FUNDS' AVERAGE NET ASSETS
                                             ----       -----       -----        -----        -------------------------
VANGUARD EQUITY INCOME FUND
   INVESTOR SHARES*                        19.07%       4.15%      11.57%        0.32%                            0.10%
Average Equity Income Fund**               16.67        2.72        9.25         1.47                             0.60
Russell 1000 Value Index                   20.52        4.31       12.53          N/A                              N/A

 *Information about the Fund's Admiral Share class may be found elsewhere in this Statement of Additional Information.
**Data provided by Lipper Inc.

WELLINGTON MANAGEMENT COMPANY, LLP

The board considered the Fund's short- and long-term performance records, which are disclosed in the table above. The board noted that the performance results for the Fund were strong, particularly over the long-term, as compared with relevant performance standards, including the performance results of the average equity income fund (derived from data provided by Lipper Inc.) and other appropriate benchmarks.
 The board assessed the advisory fee paid by the Fund and compared it to the average advisory fee for the Fund's Lipper peer group. The board also took into account the nature of the fee arrangements, which include breakpoints that decrease the fee rate as the size of the advisor's portfolio increases. The board noted that the advisory fee paid to Wellington Management Company was significantly less than the average advisory fee paid by others in the Fund's Lipper peer group.
 The board evaluated the advisor's investment staff and portfolio management process, and reviewed the composition and overall performance of the advisor's portfolio on both a short-term and long-term basis. The board found that the portfolio management team had depth and stability, and concluded that the advisor's investment staff and portfolio management process were suitable for the Fund.

     Finally, the board considered whether the Fund should obtain alternative portfolio management services and concluded that, under all the circumstances and based on its informed business judgment, the most appropriate course of action in the best interests of the Fund's shareholders was to renew the agreement with Wellington Management Company.



VANGUARD

The board considered the following factors when determining whether Vanguard should continue providing internalized investment management services at cost to the Fund:

-    The nature, extent, and quality of the services provided.
-    The investment performance of the Fund's assets managed by Vanguard.
-    The fair market value of the services provided.
- A comparative analysis of expense ratios of, and advisory fees paid by, similar funds.

-    Vanguard's control of the operating expenses of the Fund.

 The board also considered the Fund's short- and long-term investment performance, which are disclosed in the table above. The board determined that the Fund outperformed its average peer group fund (derived from data provided by Lipper Inc.) and other appropriate market indexes.
 The board concluded that, in the aggregate, the nature, extent, and quality of services provided by Vanguard to the Fund are appropriate and should continue.
 The board assessed the advisory fee paid by the Fund and considered the fair market value of the services provided in light of the fee being paid. The board concluded that the fee paid to Vanguard was very reasonable and was significantly less than the average advisory fee paid by others in the Fund's Lipper peer group.
 Based upon its most recent evaluation of the investment staff, the portfolio management process, the short- and long-term performance, and the at-cost, internalized management arrangements, the board of the Fund determined that it would be in the best interests of the Fund's shareholders to continue its internalized management arrangement.

     Finally, the board considered whether the Fund should obtain alternative portfolio management services and concluded that, under all the circumstances and based on its informed business judgment, the most appropriate course of action in the best interests of the Fund's shareholders was to continue the investment management arrangement with Vanguard.


VANGUARD GROWTH EQUITY FUND

TURNER INVESTMENT PARTNERS
The board considered performance and advisory fee information when determining whether to continue the Fund's investment advisory agreement arrangement with Turner Investment Partners. Recent performance and advisory fee information follows:

                         AVERAGE ANNUAL RETURN (BEFORE TAXES) FOR
                             PERIODS ENDED SEPTEMBER 30, 2004
                             --------------------------------
                                                                      ADVISORY FEES EXPRESSED AS AN
                              ONE       FIVE        TEN     EXPENSE    ANNUAL EFFECTIVE RATE OF THE
                             YEAR      YEARS      YEARS       RATIO       FUNDS' AVERAGE NET ASSETS
                             ----      -----      -----       -----       -------------------------
VANGUARD GROWTH EQUITY FUND 4.56%     -6.74%      7.81%       0.72%                           0.39%
Average Large-Cap
 Growth Fund*               7.12      -5.84       8.39        1.61                            0.64
Russell 1000 Growth Index   7.51      -6.78       8.71         N/A                             N/A

*Data provided by Lipper Inc.

 The board considered the Fund's short- and long-term performance records, which are disclosed in the table above. The board determined that the performance results for the Fund were reasonable, particularly over the long-term, as compared with relevant performance standards, including the performance results of the average large-cap growth fund (derived from data provided by Lipper Inc.) and other appropriate benchmarks.
 The board assessed the advisory fee paid by the Fund and compared it to the average advisory fee for the Fund's Lipper peer group. The board also took into account the nature of the fee arrangements, which include breakpoints that decrease the fee rate as the size of the advisor's portfolio increases. The board noted that the advisory fee paid to Turner Investment Partners was significantly less than the average advisory fee paid by others in the Fund's Lipper peer group.
 The board evaluated the advisor's investment staff and portfolio management process, and reviewed the composition and overall performance of the advisor's portfolio on both a short-term and long-term basis. Following the review, the board noted the portfolio management team's depth and stability. The board concluded that the advisor's investment staff and portfolio management process were solid and were suitable for the Fund.

     Finally, the board considered whether the Fund should obtain alternative portfolio management services and concluded that, under all the circumstances and based on its informed business judgment, the most appropriate course of action in the best interests of the Fund's shareholders was to renew the agreement with Turner Investment Partners.


VANGUARD PRIMECAP CORE FUND

PRIMECAP MANAGEMENT COMPANY
Because the investment advisory arrangement with the advisor is the Fund's initial advisory agreement for the new Fund, the board considered the investment performance of the advisor by analyzing the performance of three other Vanguard funds managed by the advisor. The board determined that each of the funds had outstanding investment returns, handily outperforming the funds' benchmarks and peer groups.
 The board considered the advisory fee schedule and estimated expense ratio of the Fund and compared it to the average advisory fee and expense ratio for the Fund's Lipper peer group. The board took into account the nature of the fee arrangements, which include breakpoints that decrease the fee rate as the size of the advisor's portfolio increases. The board noted that the Fund's advisory fee and expected expense ratio were well below those of the Fund's competitors.
 The board evaluated the advisor's business strength, organizational depth, and stability by observing such characteristics in the advisor's service to the three other Vanguard funds managed by the advisor. The board concluded that the advisor had provided high-quality investment management to the funds over both the short- and long-term, as demonstrated by the funds' performance record relative to their peers and other appropriate benchmarks. The board also found that the portfolio management team had depth and stability, and concluded that the advisor's investment staff and portfolio management process were suitable for the Fund.


                             PORTFOLIO TRANSACTIONS

The advisor decides which securities to buy and sell on behalf of a Fund and then selects the brokers or dealers that will execute the trades on an agency basis or the dealers with whom the trades will be effected on a principal basis. For each trade, the advisor must select a broker-dealer that it believes will provide "best execution." Best execution does not mean the lowest possible spread or commission rate. In seeking best execution, the SEC has said that an advisor should consider the full range of a broker-dealer's services. The factors considered by the advisor in seeking best execution include, but are not limited to, the broker-dealer's execution capability, clearance and settlement services, commission rate, trading expertise, willingness and ability to commit capital, ability to provide anonymity, financial responsibility, reputation and integrity, responsiveness, access to underwritten offerings and secondary markets, and access to company management, as well as the value of any research provided by the broker-dealer. In assessing which broker-dealer can provide best execution for a particular trade, the advisor also may consider the timing and size of the order and available liquidity and current market conditions.
 Some securities that are considered for investment by a Fund may also be appropriate for other Vanguard funds or for other clients served by the advisors. If such securities are compatible with the investment policies of a Fund and one or more of an advisor's other clients, and are considered for purchase or sale at or about the same time, then transactions in such securities will be aggregated by the advisor and the purchased securities or sale proceeds will be allocated among the participating Vanguard funds and the other participating clients of the advisor in a manner deemed equitable by the advisor. Although there may be no specified formula for allocating such transactions, the allocation methods used, and the results of such allocations, will be subject to periodic review by the Funds' board of trustees.
 The agreements also incorporate the concepts of Section 28(e) of the Securities Exchange Act of 1934 by providing that, subject to the approval of the Funds' board of trustees, the advisors may cause the Funds to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that such commission is deemed reasonable in terms of either that particular transaction or the overall responsibilities of the advisors to the Funds.
 Currently, it is each Fund's policy that each advisor may at times pay higher commissions in recognition of brokerage services felt necessary for the achievement of better execution of certain securities transactions that otherwise might not be available. an advisor will only pay such higher commissions if it believes this to be in the best interest of the Fund. Some brokers or dealers who may receive such higher commissions in recognition of brokerage services related to execution of securities transactions are also providers of research information to an advisor and/or a Fund. However, the Funds have informed the advisors not to pay higher commission rates specifically for the purpose of obtaining research services.

 During the fiscal years ended September 30, 2002, 2003, and 2004, the Funds paid brokerage commissions in the following amounts (Vanguard PRIMECAP Core Fund did not commence operations until December 9, 2004):



FUND                               2002        2003        2004
----                               ----        ----        ----

Vanguard Equity Income Fund  $1,584,000  $2,755,000  $2,409,000
Vanguard Growth Equity Fund   4,431,000   4,689,000   3,714,000




                             PROXY VOTING GUIDELINES

The Board of Trustees (the Board) of each Vanguard fund that invests in stocks has adopted proxy voting procedures and guidelines to govern proxy voting by the fund. The Board has delegated day-to-day oversight of proxy voting to the Proxy Oversight Committee (the Committee), comprised of senior Vanguard officers and subject to the operating procedures and guidelines described below. The Committee reports directly to the Board.

 Our overarching objective in voting is simple: to support proposals and director nominees that maximize the value of a fund's investments--and those of our fund shareholders--over the long term. While our goal is simple, the proposals we receive are varied and frequently complex. The guidelines adopted by the Board provide a rigorous framework for assessing each proposal. The Board has designed the guidelines to stress Vanguard's role as a fiduciary with responsibility for evaluating each proposal on its merits, based on the particular facts and circumstances as presented. For most proxy proposals, particularly those involving corporate governance, the evaluation will result in the funds voting as a block. In some cases, however, funds may vote differently, depending upon the nature and objective of the funds, the composition of their portfolios and other factors.

 The guidelines do not permit Vanguard to delegate voting responsibility to a third party that does not serve as a fiduciary for the funds. Because many factors bear on each decision, the guidelines incorporate factors the Committee should consider in each voting decision. A fund may refrain from voting if refraining from voting would be in the fund's and its shareholders' best interests. These circumstances may arise, for example, when the expected cost of voting exceeds the expected benefits of voting, or exercising the vote results in the imposition of trading or other restrictions.

 In evaluating proxy proposals, we consider information from many sources, including the portfolio manager for the fund, management or shareholders of a company presenting a proposal, and independent proxy research services. We will give substantial weight to the recommendations of the company's board, absent guidelines or other specific facts that would support a vote against management. In all cases, however, the ultimate decision rests with the members of the Proxy Oversight Committee, who are accountable to the fund's Board.

 While serving as a framework, the following guidelines cannot contemplate all possible proposals with which a fund may be presented. In the absence of a specific guideline for a particular proposal (e.g., in the case of a transactional issue or contested proxy), the Committee will evaluate the issue and cast the fund's vote in a manner that, in the Committee's view, will maximize the value of the fund's investment.

I. THE BOARD OF DIRECTORS

A. ELECTION OF DIRECTORS

We believe that good governance starts with a majority-independent board, whose key committees are comprised entirely of independent directors. Companies should attest to the independence of directors who serve on the Compensation, Nominating, and Audit committees. In any instance in which a director is not categorically independent, the basis for the independence determination should be clearly explained in the proxy statement.

 While we will generally support the board's nominees, we will take the following factors into account in determining our vote:


FACTORS FOR APPROVAL                                               FACTORS AGAINST APPROVAL
--------------------                                               ------------------------
Nominated slate results in board comprised of a majority of        Nominated slate results in board comprised of a majority of non-
independent directors.                                             independent directors.
All members of Audit, Nominating, and Compensation                 Audit, Nominating, and/or Compensation committees include non-
committees are independent of management.                          independent members.
                                                                   Incumbent board member failed to attend at least 75% of meetings in the previous year.
                                                                   Actions of committee(s) on which nominee serves are inconsistent with other guidelines (e.g., excessive option grants, substantial non-audit fees, lack of board independence).


B. CONTESTED DIRECTOR ELECTIONS
In the case of contested board elections, we will evaluate the nominees' qualifications, the performance of the incumbent board, as well as the rationale behind the dissidents' campaign, to determine the outcome that we believe will maximize shareholder value.

C. CLASSIFIED BOARDS
We will generally support proposals to declassify existing boards (whether proposed by management or shareholders), and will block efforts by companies to adopt classified board structures, in which only part of the board is elected each year.

II. APPROVAL OF INDEPENDENT AUDITORS
We believe that the relationship between the company and its auditors should be limited primarily to the audit, although it may include certain closely related activities that do not, in the aggregate, raise any appearance of impaired independence. We will generally support management's recommendation for the ratification of the auditor, except in instances where audit and audit-related fees make up less than 50% of the total fees paid by the company to the audit firm. We will evaluate on a case-by-case basis instances in which the audit firm has a substantial non-audit relationship with the company (regardless of its size relative to the audit fee) to determine whether we believe independence has been compromised.

III. COMPENSATION ISSUES

A. STOCK-BASED COMPENSATION PLANS
We believe that appropriately designed stock-based compensation plans, administered by an independent committee of the board and approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees, and directors. Conversely, we oppose plans that substantially dilute our ownership interest in the company, provide participants with excessive awards, or have inherently objectionable structural features.

 An independent compensation committee should have significant latitude to deliver varied compensation to motivate the company's employees. However, we will evaluate compensation proposals in the context of several factors (a company's industry, market capitalization, competitors for talent, etc.) to determine whether a particular plan or proposal balances the perspectives of employees and the company's other shareholders. We will evaluate each proposal on a case-by-case basis, taking all material facts and circumstances into account.

  The following factors will be among those considered in evaluating these proposals.

FACTORS FOR APPROVAL                                       FACTORS AGAINST APPROVAL
--------------------                                       ------------------------
Company requires senior executives to hold a minimum       Total potential dilution (including all stock-based plans) exceeds 15% of
amount of company stock (frequently expressed as a         shares outstanding.
multiple of salary).
Company requires stock acquired through option exercise    Annual option grants have exceeded 2% of shares outstanding.
to be held for a certain period of time.
Compensation program includes performance-vesting          Plan permits repricing or replacement of options without shareholder
awards, indexed options or other performance-linked        approval.
grants.
Concentration of option grants to senior executives        Plan provides for the issuance of reload options.
is limited (indicating that the plan is very broad-based).
Stock-based compensation is clearly used as a substitute   Plan contains automatic share replenishment (evergreen)feature.
for cash in delivering market-competitive total pay.

B. BONUS PLANS
Bonus plans, which must be periodically submitted for shareholder approval to qualify for deductibility under Section 162(m) of the IRC, should have clearly defined performance criteria and maximum awards expressed in dollars. Bonus plans with awards that are excessive, in both absolute terms and relative to a comparative group, generally will not be supported.

C. EMPLOYEE STOCK PURCHASE PLANS
We will generally support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value and that shares reserved under the plan comprise less than 5% of the outstanding shares.

D. EXECUTIVE SEVERANCE AGREEMENTS (GOLDEN PARACHUTES)
While we believe that executives' incentives for continued employment should be more significant than severance benefits, there are instances--particularly in the event of a change in control--in which severance arrangements may be appropriate. Severance benefits triggered by a change in control that do not exceed three times an executive's salary and bonus may generally be approved by the compensation committee of the board without submission to shareholders. Any such arrangement under which the beneficiary receives more than three times salary and bonus--or where severance is guaranteed absent a change in control--should be submitted for shareholder approval.

IV. CORPORATE STRUCTURE AND SHAREHOLDER RIGHTS
We believe the exercise of shareholder rights, in proportion to economic ownership, to be a fundamental privilege of stock ownership that should not be unnecessarily limited. Such limits may be placed on shareholders' ability to act by corporate charter or by-law provisions, or by the adoption of certain takeover provisions. We believe that, in general, the market for corporate control should be allowed to function without undue interference from these artificial barriers.

 Our positions on a number of the most commonly presented issues in this area are as follows:

A. SHAREHOLDER RIGHTS PLANS (POISON PILLS)

A company's adoption of a so-called poison pill effectively limits a potential acquirer's ability to buy a controlling interest without the approval of the target's board of directors. Such a plan, in conjunction with other takeover defenses, may serve to entrench incumbent management and directors. However, in other cases, a poison pill may force a suitor to negotiate with the board and result in the payment of a higher acquisition premium.

 In general, we believe that shareholders should be afforded the opportunity to approve shareholder rights plans within a year of their adoption. This provides the board with the ability to put a poison pill in place for legitimate defensive purposes, subject to subsequent approval by shareholders. In evaluating the approval of proposed shareholder rights plans, we will consider the following factors:

FACTORS FOR APPROVAL                                         FACTORS AGAINST APPROVAL
--------------------                                         ------------------------
Plan is relatively short-term (3-5years).                    Plan is long term (>5 years).
Plan requires shareholder approval for renewal.              Renewal of plan is automatic or does not require shareholder approval.
Plan incorporates review by a committee of independent       Ownership trigger is less than 15%.
directors at least every three years (so-called TIDE
provisions).
Plan includes permitted bid/qualified offer feature          Classified board.
(chewable pill) that mandates shareholder vote in
certain situations.
Ownership trigger is reasonable (15-20%).                    Board with limited independence.
Highly independent, non-classified board.

B. CUMULATIVE VOTING
We are generally opposed to cumulative voting under the premise that it allows shareholders a voice in director elections that is disproportionate to their economic investment in the corporation.

C. SUPERMAJORITY VOTE REQUIREMENTS
We support shareholders' ability to approve or reject matters presented for a vote based on a simple majority. Accordingly, we will support proposals to remove supermajority requirements and oppose proposals to impose them.


D. RIGHT TO CALL MEETINGS AND ACT BY WRITTEN CONSENT
We support shareholders' right to call special meetings of the board (for good cause and with ample representation) and to act by written consent. We will generally vote for proposals to grant these rights to shareholders and against proposals to abridge them.

E. CONFIDENTIAL VOTING
We believe that the integrity of the voting process is enhanced substantially when shareholders (both institutions and individuals) can vote without fear of coercion or retribution based on their votes. We support proposals to provide confidential voting.

F. DUAL CLASSES OF STOCK
We are opposed to dual class capitalization structures that provide disparate voting rights to different groups of shareholders with similar economic investments. We will oppose the creation of separate classes with different voting rights and will support the dissolution of such classes.

V. CORPORATE AND SOCIAL POLICY ISSUES
Proposals in this category, initiated primarily by shareholders, typically request that the company disclose or amend certain business practices. We generally believe that these are "ordinary business matters" that are primarily the responsibility of management and should be evaluated and approved solely by the corporation's board of directors. Often, proposals may address concerns with which we philosophically agree, but absent a compelling economic impact on shareholder value (e.g., proposals to require expensing of stock options), we will typically abstain from voting on these proposals. This reflects our belief that regardless of our philosophical perspective on the issue, these decisions should be the province of company management unless they have a significant, tangible impact on the value of our investment and, we don't view management as responsive to the matter.

VI. VOTING IN FOREIGN MARKETS
Corporate governance standards, disclosure requirements, and voting mechanics vary greatly among the markets outside the United States in which the funds may invest. We will use our votes, where applicable, to advocate for improvements in governance and disclosure by our portfolio companies. We will evaluate issues presented to shareholders for our foreign holdings in the context with the guidelines described above, as well as local market standards and best practices. We will cast our votes in a manner we believe to be philosophically consistent with our guidelines, while taking into account differing practices by market. In addition, there may be instances in which we elect not to vote, as described below.

 Many foreign markets require that securities be "blocked" or reregistered to vote at a company's meeting. Absent an issue of compelling economic importance, we will generally not subject the fund to the loss of liquidity imposed by these requirements.

 The costs of voting (e.g., custodian fees, vote agency fees) in foreign markets may be substantially higher than for U.S. holdings. As such, the fund may limit its voting on foreign holdings in instances where the issues presented are unlikely to have a material impact on shareholder value.

VII. VOTING ON A FUND'S HOLDINGS OF OTHER VANGUARD FUNDS
Certain Vanguard funds (owner funds) may, from time to time, own shares of other Vanguard funds (underlying funds). If an underlying fund submits a matter to a vote of its shareholders, votes for and against such matters on behalf of the owner funds will be cast in the same proportion as the votes of the other shareholders in the underlying fund.

VIII. THE PROXY VOTING GROUP
The Board has delegated the day-to-day function of voting proxies for the funds to the Proxy Voting Group, which the Proxy Oversight Committee oversees. While most votes will be determined through Vanguard's procedures and guidelines, there may be circumstances when the Proxy Voting Group will refer proxy issues to the Committee for consideration. In addition, at any time, the Board has the authority to vote proxies, when, in the Board's or the Committee's discretion, such action is warranted.

 The Proxy Voting Group performs the following functions: (1) managing proxy voting vendors; (2) reconciling share positions; (3) analyzing proxy proposals using factors described in the guidelines; (4) determining and addressing potential or actual conflicts of interest that may be presented by a particular proxy; and (5) voting proxies. The Proxy Voting Group also prepares periodic and special reports to the Board, and any proposed amendments to the procedures and guidelines.

IX. THE PROXY OVERSIGHT COMMITTEE
The Board, including a majority of the independent trustees, appoints the members of the Committee who are principals of Vanguard, and who have the requisite expertise to oversee proxy voting for the Vanguard funds.

 The Committee does not include anyone whose primary duties include external client relationship management or sales. This clear separation between the proxy voting and client relationship functions is intended to eliminate any potential conflict of interest in the proxy voting process. In the unlikely event that a member of the Committee believes he or she might have a conflict of interest regarding a proxy vote, that member must recuse him or herself from the committee meeting at which the matter is addressed, and not participate in the voting decision.

 The Committee works with the Proxy Voting Group to provide reports and other guidance to the Board regarding proxy voting by the Vanguard funds. The Committee has an obligation to conduct its meetings and exercise its decision-making authority subject to the fiduciary standards of good faith, fairness and Vanguard's Code of Ethics. The Committee shall authorize proxy votes that the Committee determines, in its sole discretion, to be in the best interests of the funds' shareholders. In determining how to apply the Guidelines to a particular factual situation, the Committee may not take into account any interest that would conflict with the interest of fund shareholders in maximizing the value of their investments.

 The Board may review these procedures and guidelines and modify them from time to time. The procedures and guidelines are available on Vanguard's website at www.vanguard.com.


 You may obtain a free copy of a report that details how the funds voted the proxies relating to the portfolio securities held by the funds for the prior 12-month period ended June 30 by logging on to Vanguard's internet site, at www.vanguard.com, or the SEC's website at www.sec.gov.

                             YIELD AND TOTAL RETURNS


The annualized yields of each Fund for the 30-day period ended March 31, 2005, are set forth below (except for the Vanguard PRIMECAP Core Fund, which did not commence operations until December 9, 2004):




                                     SHARE CLASSES
                                     -------------
FUND                              INVESTOR   ADMIRAL
----                              --------   -------
Vanguard Equity Income Fund          x.xx%     x.xx%
Vanguard Growth Equity Fund          x.xx       N/A
Vanguard PRIMECAP Core Fund          x.xx

 The average annual total returns (both before and after taxes) of each Fund for the one-, five-, and ten-year periods (or since inception) ended March 31, 2005, are set forth below:



                                                                       5 YEARS
                                           1 YEAR (OR SINCE           (OR SINCE
                                           INCPETION) ENDED      INCEPTION)ENDED  10 YEARS ENDED
INVESTOR SHARES                                  03/31/2005          03/31/2005       03/31/2005
---------------                                 -----------          ----------       -----------
VANGUARD EQUITY INCOME FUND INVESTOR SHARES
 Return Before Taxes                                   x.xx%               x.xx%            x.xx%
 Return After Taxes on Distributions                   x.xx                x.xx             x.xx
 Return After Taxes on
  Distributions and Sale of Fund Shares                x.xx                x.xx             x.xx
VANGUARD GROWTH EQUITY FUND
 Return Before Taxes                                  -x.xx%              -x.xx%            x.xx%
 Return After Taxes on Distributions                  -x.xx               -x.xx             x.xx
 Return After Taxes on
 Distributions and Sale of Fund Shares                -x.xx               -x.xx             x.xx
VANGUARD PRIMECAP CORE FUND*
 (Inception December 9, 2004)
 Return Before Taxes                                   x.xx%                N/A              N/A

*Return figures reflect the 1% fee imposed on redemption of shares held for less than 1 year.

ADMIRAL SHARES
--------------
VANGUARD EQUITY INCOME FUND ADMIRAL SHARES
 (Inception August 13, 2001)
 Return Before Taxes                                   x.xx%               x.xx%             N/A
 Return After Taxes on Distributions                   x.xx                x.xx              N/A
 Return After Taxes on
  Distributions and Sale of Fund Shares                x.xx          x.xx           N/A




                              FINANCIAL STATEMENTS


Each Fund's Financial Statements for the fiscal year ended September 30, 2004, appearing in the Funds' 2004 Annual Reports to Shareholders, and the reports thereon of PricewaterhouseCoopers LLP, an independent registered public accounting firm, also appearing therein, are incorporated by reference in this Statement of Additional Information. Prior to the reorganization of Turner Growth Equity Fund into Vanguard Growth Equity Fund on June 12, 2000, this fund was audited by other independent accountants. For a more complete discussion of each Fund's performance, please see the Funds' Annual and Semiannual Reports to Shareholders, which may be obtained without charge.

                                                                   SAI065 112005

                                     PART C

                              VANGUARD FENWAY FUNDS
                                OTHER INFORMATION

ITEM 23. EXHIBITS


EXHIBIT DESCRIPTION

(a) Declaration of Trust, filed on January 17, 2003, Post-Effective Amendment No. 28, is hereby incorporated by reference.
(b) By-Laws, filed on January 26, 2005, Post-Effective Amendment No. 37; are hereby incorporated by reference.
(c) Instruments Defining Rights of Securities Holders, Reference is made to Articles III and V of the Registrant's Declaration of Trust.

(d) Investment Advisory Contracts, for Wellington Management Company, filed on August 8, 2003, Post-Effective Amendment No. 31; and for PRIMECAP Management Company, filed on January 26, 2005, Post-Effective Amendment No. 37; are hereby incorporated by reference. For Turner Investment Partners, Inc. is filed herewith. The Vanguard Group, Inc. provides investment advisory services to the Vanguard Equity Income Fund, a series of the Trust, at cost pursuant to the Amended and Restated Funds' Service Agreement, refer to Exhibit (h) below.

(e)    Underwriting Contracts, Not applicable.
(f) Bonus or Profit Sharing Contracts, Reference is made to the section entitled "Management of the Funds" in the Registrant's Statement of Additional Information.
(g) Custodian Agreements, for Citibank, N.A., filed on January 17, 2003, Post-Effective Amendment No. 28; and for Wachovia Bank, N.A., filed on January 26, 2005, Post-Effective Amendment No. 37; are hereby incorporated by reference.
(h) Other Material Contracts, Amended and Restated Funds' Service Agreement, filed on January 17, 2003, Post-Effective Amendment No. 28, is hereby incorporated by reference.
(i)    Legal Opinion, Not Applicable.
(j) Consent of Independent Accountants, to be filed by amendment. (k) Omitted Financial Statements, Not Applicable. (l) Initial Capital Agreements, Not Applicable. (m) Rule 12b-1 Plan, Not Applicable.
(n)    Rule 18f-3 Plan, is filed herewith. (o) Reserved.


(p) Code of Ethics, for Turner Investment Partners, filed on June 2, 2000, Post-Effective Amendment No. 21; and for The Vanguard Group, Inc., filed on January 26, 2005, Post-Effective Amendment No. 37; are hereby incorporated by reference. For Wellington Management Company and PRIMECAP Managment Company, filed on June 1, 2005, Post-Effective Amendment No. 38, are herby incorporated by reference.



ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Registrant is not controlled by or under common control with any person.

ITEM 25. INDEMNIFICATION

The Registrant's organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacity.
Article VII, Section 2 of the Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or officer. However, this provision does not cover any liability to which a Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or officer's office with the Registrant.


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

PRIMECAP Management Company (PRIMECAP), is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the Adviser Act). The list required by this Item 26 of officers and partners of PRIMECAP, together with any information as to any business profession, vocation or employment of a substantial nature engaged in by such officers and partners during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by PRIMECAP pursuant to the Advisers Act (SEC File No. 801-19765).

John A. Levin & Co., Inc. (Levin) is an investment adviser registered under the Advisers Act. The list required by this Item 26 of officers and directors of Levin, together with any information as to any business profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by Levin pursuant to the Advisers Act (SEC File No. 801-52602).

Turner Investment Partners, Inc., (Turner) is an investment adviser registered under the Advisers Act. The list required by this Item 26 of officers and partners of Turner, together with any information as to any business profession, vocation, or employment of substantial nature engaged in by such officers and partners during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by Turner pursuant to the Advisers Act (SEC File No. 801-36220).

The Vanguard Group, Inc. (Vanguard) is an investment adviser registered under the Advisers Act. The list required by this Item 26 of officers and directors of Vanguard, together with any information as to any business profession, vocation, or employment of substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by Vanguard pursuant to the Advisers Act (SEC File No. 801-11953).

Wellington Management Company, LLP (Wellington Management) is an investment adviser registered under the Advisers Act. The list required by this Item 26 of officers and partners of Wellington Management, together with any information as to any business profession, vocation, or employment of substantial nature engaged in by such officers and partners during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by Wellington Management pursuant to the Advisers Act (SEC File No. 801-15908).


ITEM 27. PRINCIPAL UNDERWRITERS

(a)    Not Applicable
(b)    Not Applicable
(c)    Not Applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The books, accounts, and other documents required to be maintained by Section 31(a) under the 1940 Act and the rules promulgated thereunder will be maintained at the offices of Registrant; Registrant's Transfer Agent, The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, PA 19355; and the Registrant's Custodians, Citibank, N.A., 111 Wall Street, New York, NY 10005, and Wachovia Bank, N.A., 123 S. Broad Street, PA4942, Philadelphia, PA 19109.


ITEM 29. MANAGEMENT SERVICES

Other than as set forth in the section entitled "Management of the Funds" in Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.


ITEM 30. UNDERTAKINGS

Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 23rd day of September, 2005.


                                   VANGUARD FENWAY FUNDS

                                   BY:_____________(signature)________________

                                                   (HEIDI STAM)
                                                 JOHN J. BRENNAN*
                                       CHAIRMAN AND CHIEF EXECUTIVE OFFICER


  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


--------------------------------------------------------------------------------
SIGNATURE                           TITLE                           DATE
--------------------------------------------------------------------------------
By:/S/ JOHN J. BRENNAN         President, Chairman, Chief     September 23, 2005
   --------------------------- Executive Officer, and Trustee
       (Heidi Stam)
      John J. Brennan*

By:/S/ CHARLES D ELLIS         Trustee                        September 23, 2005
   ---------------------------
       (Heidi Stam)
     Charles D. Ellis*

By:/S/ RAJIV L. GUPTA          Trustee                        September 23, 2005
   ---------------------------
       (Heidi Stam)
         Rajiv L. Gupta*

By:/S/ JOANN HEFFERNAN HEISEN  Trustee                       September 23, 2005
   ---------------------------
       (Heidi Stam)
     JoAnn Heffernan Heisen*

By:/S/ ANDRE F. PEROLD         Trustee                       September 23, 2005
   ---------------------------
       (Heidi Stam)
       Andre F. Perold*

By:/S/ ALFRED M. RANKIN, JR.   Trustee                        September 23, 2005
   ---------------------------
       (Heidi Stam)
     Alfred M. Rankin, Jr.*

By:/S/ J. LAWRENCE WILSON      Trustee                        September 23, 2005
   ---------------------------
       (Heidi Stam)
     J. Lawrence Wilson*

By:/S/ THOMAS J. HIGGINS       Treasurer and Principal        September 23, 2005
   --------------------------- Financial Officer and Principal
       (Heidi Stam)            Accounting Officer
      Thomas J. Higgins*





  **By Power of Attorney. Filed herewith.

                                     NOTICE

     THE PURPOSE OF THIS POWER OF ATTORNEY IS TO GIVE THE PERSONS YOU DESIGNATE (YOUR "AGENTS") BROAD POWERS TO ACT ON YOUR BEHALF WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION"), WHICH MAY INCLUDE, BUT ARE NOT LIMITED TO, POWERS TO FILE A REGISTRATION STATEMENT, TO FILE ANY AND ALL APPLICATIONS FOR EXEMPTIVE RELIEF FROM STATE OR FEDERAL REGULATIONS, AND TO PERFORM ANY AND ALL ACTS THE AGENTS DEEM NECESSARY TO ENABLE THE UNDERSIGNED PERSONS TO COMPLY WITH THE APPLICABLE LAWS OF THE UNITED STATES WITHOUT ADVANCE NOTICE TO YOU OR APPROVAL BY YOU.

     THIS POWER OF ATTORNEY DOES NOT IMPOSE A DUTY ON YOUR AGENTS TO EXERCISE GRANTED POWERS, BUT WHEN POWERS ARE EXERCISED, YOUR AGENTS MUST USE DUE CARE TO ACT FOR YOUR BENEFIT AND IN ACCORDANCE WITH THIS POWER OF ATTORNEY.

     YOUR AGENTS MAY EXERCISE THE POWERS GIVEN HERE THROUGHOUT YOUR LIFETIME, EVEN AFTER YOU BECOME INCAPACITATED, UNLESS YOU EXPRESSLY LIMIT THE DURATION OF THESE POWERS OR YOU REVOKE THESE POWERS OR A COURT ACTING ON YOUR BEHALF TERMINATES YOUR AGENTS' AUTHORITY.

     YOUR AGENTS MUST KEEP YOUR FUNDS SEPARATE FROM YOUR AGENTS' FUNDS.

         A COURT CAN TAKE AWAY THE POWERS OF YOUR AGENTS IF IT FINDS YOUR AGENTS ARE NOT ACTING PROPERLY.

     THE POWERS AND DUTIES OF AN AGENT UNDER A POWER OF ATTORNEY ARE EXPLAINED MORE FULLY IN 20 PA.C.S. CH. 56.

     IF THERE IS ANYTHING ABOUT THIS FORM THAT YOU DO NOT UNDERSTAND, YOU SHOULD ASK A LAWYER OF YOUR OWN CHOOSING TO EXPLAIN IT TO YOU.

     I HAVE  READ  OR HAD  EXPLAINED  TO ME THIS  NOTICE  AND I  UNDERSTAND  ITS
CONTENTS.


                NAME                                TITLE                                DATE

/S/ JOHN J. BRENNAN                                                               SEPTEMBER 20, 2005
--------------------------            Chairman, Chief Executive              ---------------------------
John J. Brennan                       Officer, and Trustee                        September 20, 2005

/S/ THOMAS J. HIGGINS                                                             SEPTEMBER 20, 2005
--------------------------            Treasurer (Principal Financial         ---------------------------
Thomas J. Higgins                     and Accounting Officer)                     September 20, 2005

/S/ CHARLES D. ELLIS                                                              SEPTEMBER 20, 2005
--------------------------                                                   ---------------------------
Charles D. Ellis                      Trustee                                     September 20, 2005

/S/ RAJIV L. GUPTA                                                                SEPTEMBER 20, 2005
--------------------------                                                   ---------------------------
Rajiv L. Gupta                        Trustee                                     September 20, 2005

/S/ JOANN HEFFERNAN HEISEN                                                        SEPTEMBER 20, 2005
--------------------------                                                   ---------------------------
JoAnn Heffernan Heisen                Trustee                                     September 20, 2005

/S/ ANDRE F. PEROLD                                                               SEPTEMBER 20, 2005
--------------------------                                                   ---------------------------
Andre F. Perold                       Trustee                                     September 20, 2005

/S/ ALFRED M. RANKIN, JR.                                                         SEPTEMBER 20, 2005
--------------------------                                                   ---------------------------
Alfred M. Rankin, Jr.                 Trustee                                     September 20, 2005

/S/ J. LAWRENCE WILSON                                                            SEPTEMBER 20, 2005
--------------------------                                                   ---------------------------
J. Lawrence Wilson                    Trustee                                     September 20, 2005


The above-listed Directors/Trustees sit on the Board for each Registrant.


Vanguard Wellington Fund                                Vanguard New York Tax-Free Funds


By     /S/ JOHN J. BRENNAN                              By     /S/ JOHN J. BRENNAN
       --------------------                                    --------------------
Name:  John J. Brennan                                  Name:  John J. Brennan
Title: Chairman, Chief Executive Officer, and           Title: Chairman, Chief Executive Officer, and
       Trustee                                                 Trustee

Vanguard Windsor Funds                                  Vanguard Pennsylvania Tax-Free Funds


By     /S/ JOHN J. BRENNAN                              By     /S/ JOHN J. BRENNAN
       --------------------                                    --------------------
Name:  John J. Brennan                                  Name:  John J. Brennan
Title: Chairman, Chief Executive Officer, and           Title: Chairman, Chief Executive Officer, and
       Trustee                                                 Trustee

Vanguard World Funds                                    Vanguard New Jersey Tax-Free Funds


By     /S/ JOHN J. BRENNAN                              By     /S/ JOHN J. BRENNAN
       --------------------                                    --------------------
Name:  John J. Brennan                                  Name:  John J. Brennan
Title: Chairman, Chief Executive Officer, and           Title: Chairman, Chief Executive Officer, and
       Trustee                                                 Trustee

Vanguard Explorer Fund                                  Vanguard Ohio Tax-Free Funds


By     /S/ JOHN J. BRENNAN                              By     /S/ JOHN J. BRENNAN
       --------------------                                    --------------------
Name:  John J. Brennan                                  Name:  John J. Brennan
Title: Chairman, Chief Executive Officer, and           Title: Chairman, Chief Executive Officer, and
       Trustee                                                 Trustee

Vanguard Morgan Growth Fund                             Vanguard Convertible Securities Fund


By     /S/ JOHN J. BRENNAN                              By     /S/ JOHN J. BRENNAN
       --------------------                                    --------------------
Name:  John J. Brennan                                  Name:  John J. Brennan
Title: Chairman, Chief Executive Officer, and           Title: Chairman, Chief Executive Officer, and
       Trustee                                                 Trustee

Vanguard Wellesley Income Fund                          Vanguard Quantitative Funds


By     /S/ JOHN J. BRENNAN                              By     /S/ JOHN J. BRENNAN
       --------------------                                    --------------------
Name:  John J. Brennan                                  Name:  John J. Brennan
Title: Chairman, Chief Executive Officer, and           Title: Chairman, Chief Executive Officer, and
       Trustee                                                 Trustee


Vanguard Fixed Income Securities Funds                  Vanguard Fenway Funds


By     /S/ JOHN J. BRENNAN                              By     /S/ JOHN J. BRENNAN
       --------------------                                    --------------------
Name:  John J. Brennan                                  Name:  John J. Brennan
Title: Chairman, Chief Executive Officer, and           Title: Chairman, Chief Executive Officer, and
       Trustee                                                 Trustee

Vanguard Money Market Funds                             Vanguard Malvern Funds


By     /S/ JOHN J. BRENNAN                              By     /S/ JOHN J. BRENNAN
       --------------------                                    --------------------
Name:  John J. Brennan                                  Name:  John J. Brennan
Title: Chairman, Chief Executive Officer, and           Title: Chairman, Chief Executive Officer, and
       Trustee                                                 Trustee

Vanguard International Equity Index Funds               Vanguard Index Funds


By     /S/ JOHN J. BRENNAN                              By     /S/ JOHN J. BRENNAN
       --------------------                                    --------------------
Name:  John J. Brennan                                  Name:  John J. Brennan
Title: Chairman, Chief Executive Officer, and           Title: Chairman, Chief Executive Officer, and
       Trustee                                                 Trustee

Vanguard Variable Insurance Fund                        Vanguard Municipal Bond Funds


By     /S/ JOHN J. BRENNAN                              By     /S/ JOHN J. BRENNAN
       --------------------                                    --------------------
Name:  John J. Brennan                                  Name:  John J. Brennan
Title: Chairman, Chief Executive Officer, and           Title: Chairman, Chief Executive Officer, and
       Trustee                                                 Trustee

Vanguard STAR Fund                                      Vanguard Trustees Equity Funds


By     /S/ JOHN J. BRENNAN                              By     /S/ JOHN J. BRENNAN
       --------------------                                    --------------------
Name:  John J. Brennan                                  Name:  John J. Brennan
Title: Chairman, Chief Executive Officer, and           Title: Chairman, Chief Executive Officer, and
       Trustee                                                 Trustee

Vanguard Whitehall Funds                                Vanguard CMT Funds


By     /S/ JOHN J. BRENNAN                              By     /S/ JOHN J. BRENNAN
       --------------------                                    --------------------
Name:  John J. Brennan                                  Name:  John J. Brennan
Title: Chairman, Chief Executive Officer, and           Title: Chairman, Chief Executive Officer, and
       Trustee                                                 Trustee

                                                                               4


Vanguard Specialized Funds                              Vanguard Tax-Managed Funds


By     /S/ JOHN J. BRENNAN                              By     /S/ JOHN J. BRENNAN
       --------------------                                    --------------------
Name:  John J. Brennan                                  Name:  John J. Brennan
Title: Chairman, Chief Executive Officer, and           Title: Chairman, Chief Executive Officer, and
       Trustee                                                 Trustee

Vanguard Chester Funds                                  Vanguard Treasury Fund


By     /S/ JOHN J. BRENNAN                              By     /S/ JOHN J. BRENNAN
       --------------------                                    --------------------
Name:  John J. Brennan                                  Name:  John J. Brennan
Title: Chairman, Chief Executive Officer, and           Title: Chairman, Chief Executive Officer, and
       Trustee                                                 Trustee
Vanguard Florida Tax-Free Funds                         Vanguard Horizon Funds


By     /S/ JOHN J. BRENNAN                              By     /S/ JOHN J. BRENNAN
       --------------------                                    --------------------
Name:  John J. Brennan                                  Name:  John J. Brennan
Title: Chairman, Chief Executive Officer, and           Title: Chairman, Chief Executive Officer, and
       Trustee                                                 Trustee

Vanguard California Tax-Free Funds                      Vanguard Institutional Index Funds


By     /S/ JOHN J. BRENNAN                              By     /S/ JOHN J. BRENNAN
       --------------------                                    --------------------
Name:  John J. Brennan                                  Name:  John J. Brennan
Title: Chairman, Chief Executive Officer, and           Title: Chairman, Chief Executive Officer, and
       Trustee                                                 Trustee

Vanguard Balanced Index Fund                            Vanguard Bond Index Funds


By     /S/ JOHN J. BRENNAN                              By     /S/ JOHN J. BRENNAN
       --------------------                                    --------------------
Name:  John J. Brennan                                  Name:  John J. Brennan
Title: Chairman, Chief Executive Officer, and           Title: Chairman, Chief Executive Officer, and
       Trustee                                                 Trustee

Vanguard Massachusetts Tax-Exempt Funds                 Vanguard Admiral Funds


By     /S/ JOHN J. BRENNAN                              By     /S/ JOHN J. BRENNAN
       --------------------                                    --------------------
Name:  John J. Brennan                                  Name:  John J. Brennan
Title: Chairman, Chief Executive Officer, and           Title: Chairman, Chief Executive Officer, and
       Trustee                                                 Trustee


                                POWER OF ATTORNEY

     Each person (as such term is defined in the Securities Act of 1933, as amended) whose signature appears below (the "Principals") hereby constitutes and appoints Heidi Stam and Pauline C. Scalvino and each of them, with full power to act without the other, as the true and lawful attorney-in-fact and agent, with full and several power of substitution, of such undersigned person with authority to take any appropriate action to execute in the name of and on behalf of such undersigned person, and to file with the Commission, any and all amendments (including without limitation post-effective amendments) to a registration statement, any and all applications for exemptive relief from state or federal regulations, and any and all amendments thereto, or any other forms of documents, including without limitation, any registration statement on Form N-14, and any and all amendments thereto, and to perform any and all such acts as such attorney-in-fact may deem necessary or advisable to enable the following named persons that are registered with the Commission (the "Registrants") to comply with the applicable laws of the United States, any individual state or similar jurisdiction of the United States, and in connection therewith to execute and file all requisite papers and documents, including but not limited to, applications, reports, notices, surety bonds, irrevocable consents and appointments of attorneys for service of process; granting to such attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act requisite and necessary to be done in connection therewith, as fully as the relevant Registrant and undersigned person might or could do herself, himself or itself or in person, hereby ratifying and confirming all that such attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof:



Vanguard Wellington Fund                       Vanguard New York Tax-Free Funds
Vanguard Windsor Funds                         Vanguard Pennsylvania Tax-Free Funds
Vanguard World Funds                           Vanguard New Jersey Tax-Free Funds
Vanguard Explorer Fund                         Vanguard Ohio Tax-Free Funds
Vanguard Morgan Growth Fund                    Vanguard Convertible Securities Fund
Vanguard Wellesley Income Fund                 Vanguard Quantitative Funds
Vanguard Fixed Income Securities Funds         Vanguard Fenway Funds
Vanguard Money Market Funds                    Vanguard Malvern Funds
Vanguard Index Funds                           Vanguard International Equity Index Funds
Vanguard Municipal Bond Funds                  Vanguard Variable Insurance Fund
Vanguard Trustees Equity Funds                 Vanguard STAR Fund
Vanguard Specialized Funds                     Vanguard Whitehall Funds
Vanguard Chester Funds                         Vanguard Tax-Managed Funds
Vanguard Florida Tax-Free Funds                Vanguard Treasury Fund
Vanguard California Tax-Free Funds             Vanguard Horizon Funds
Vanguard Massachusetts Tax-Exempt Funds        Vanguard Institutional Index Funds
Vanguard Balanced Index Fund                   Vanguard Admiral Funds
Vanguard CMT Funds                             Vanguard Bond Index Funds


         The Principals hereby revoke all powers of attorney which they may have heretofore granted regarding the subject matter hereof.
                                                                               6

         Each of the undersigned persons has executed this Power of Attorney in the capacity and on the date indicated opposite the name of the undersigned person.


                NAME                                TITLE                                DATE

/S/ JOHN J. BRENNAN                                                               SEPTEMBER 20, 2005
--------------------------            Chairman, Chief Executive              ---------------------------
John J. Brennan                       Officer, and Trustee                        September 20, 2005

/S/ THOMAS J. HIGGINS                                                             SEPTEMBER 20, 2005
--------------------------            Treasurer (Principal Financial         ---------------------------
Thomas J. Higgins                     and Accounting Officer)                     September 20, 2005

/S/ CHARLES D. ELLIS                                                              SEPTEMBER 20, 2005
--------------------------                                                   ---------------------------
Charles D. Ellis                      Trustee                                     September 20, 2005

/S/ RAJIV L. GUPTA                                                                SEPTEMBER 20, 2005
--------------------------                                                   ---------------------------
Rajiv L. Gupta                        Trustee                                     September 20, 2005

/S/ JOANN HEFFERNAN HEISEN                                                        SEPTEMBER 20, 2005
--------------------------                                                   ---------------------------
JoAnn Heffernan Heisen                Trustee                                     September 20, 2005

/S/ ANDRE F. PEROLD                                                               SEPTEMBER 20, 2005
--------------------------                                                   ---------------------------
Andre F. Perold                       Trustee                                     September 20, 2005

/S/ ALFRED M. RANKIN, JR.                                                         SEPTEMBER 20, 2005
--------------------------                                                   ---------------------------
Alfred M. Rankin, Jr.                 Trustee                                     September 20, 2005

/S/ J. LAWRENCE WILSON                                                            SEPTEMBER 20, 2005
--------------------------                                                   ---------------------------
J. Lawrence Wilson                    Trustee                                     September 20, 2005

The above-listed Directors/Trustees sit on the Board for each Registrant.


Vanguard Wellington Fund                                Vanguard New York Tax-Free Funds


By     /S/ JOHN J. BRENNAN                              By     /S/ JOHN J. BRENNAN
       --------------------                                    --------------------
Name:  John J. Brennan                                  Name:  John J. Brennan
Title:    Chairman, Chief Executive Officer, and        Title:    Chairman, Chief Executive Officer, and
             Trustee                                                 Trustee

Vanguard Windsor Funds                                  Vanguard Pennsylvania Tax-Free Funds


By     /S/ JOHN J. BRENNAN                              By     /S/ JOHN J. BRENNAN
       --------------------                                    --------------------
Name:  John J. Brennan                                  Name:  John J. Brennan
Title:    Chairman, Chief Executive Officer, and        Title:    Chairman, Chief Executive Officer, and
             Trustee                                                 Trustee

Vanguard World Funds                                    Vanguard New Jersey Tax-Free Funds


By     /S/ JOHN J. BRENNAN                              By     /S/ JOHN J. BRENNAN
       --------------------                                    --------------------
Name:  John J. Brennan                                  Name:  John J. Brennan
Title:    Chairman, Chief Executive Officer, and        Title:    Chairman, Chief Executive Officer, and
             Trustee                                                 Trustee

Vanguard Explorer Fund                                  Vanguard Ohio Tax-Free Funds


By     /S/ JOHN J. BRENNAN                              By     /S/ JOHN J. BRENNAN
       --------------------                                    --------------------
Name:   John J. Brennan                                 Name:  John J. Brennan
Title:    Chairman, Chief Executive Officer, and        Title:    Chairman, Chief Executive Officer, and
             Trustee                                                 Trustee

Vanguard Morgan Growth Fund                             Vanguard Convertible Securities Fund


By     /S/ JOHN J. BRENNAN                              By     /S/ JOHN J. BRENNAN
       --------------------                                    --------------------
Name:  John J. Brennan                                  Name:  John J. Brennan
Title:    Chairman, Chief Executive Officer, and        Title:    Chairman, Chief Executive Officer, and
             Trustee                                                 Trustee

Vanguard Wellesley Income Fund                          Vanguard Quantitative Funds


By     /S/ JOHN J. BRENNAN                              By     /S/ JOHN J. BRENNAN
       --------------------                                    --------------------
Name:  John J. Brennan                                  Name:  John J. Brennan
Title:    Chairman, Chief Executive Officer, and        Title:    Chairman, Chief Executive Officer, and
             Trustee                                                 Trustee

Vanguard Fixed Income Securities Funds                  Vanguard Fenway Funds


By     /S/ JOHN J. BRENNAN                              By     /S/ JOHN J. BRENNAN
       --------------------                                    --------------------
Name:  John J. Brennan                                  Name:  John J. Brennan
Title:    Chairman, Chief Executive Officer, and        Title:    Chairman, Chief Executive Officer, and
             Trustee                                                 Trustee

Vanguard Money Market Funds                             Vanguard Malvern Funds


By     /S/ JOHN J. BRENNAN                              By     /S/ JOHN J. BRENNAN
       --------------------                                    --------------------
Name:  John J. Brennan                                  Name:  John J. Brennan
Title:    Chairman, Chief Executive Officer, and        Title:    Chairman, Chief Executive Officer, and
             Trustee                                                 Trustee

Vanguard International Equity Index Funds               Vanguard Index Funds


By     /S/ JOHN J. BRENNAN                              By     /S/ JOHN J. BRENNAN
       --------------------                                    --------------------
Name:  John J. Brennan                                  Name:  John J. Brennan
Title:    Chairman, Chief Executive Officer, and        Title:    Chairman, Chief Executive Officer, and
             Trustee                                                 Trustee

Vanguard Variable Insurance Fund                        Vanguard Municipal Bond Funds


By     /S/ JOHN J. BRENNAN                              By     /S/ JOHN J. BRENNAN
       --------------------                                    --------------------
Name:  John J. Brennan                                  Name:  John J. Brennan
Title:    Chairman, Chief Executive Officer, and        Title:    Chairman, Chief Executive Officer, and
             Trustee                                                 Trustee

Vanguard STAR Fund                                      Vanguard Trustees Equity Funds


By     /S/ JOHN J. BRENNAN                              By     /S/ JOHN J. BRENNAN
       --------------------                                    --------------------
Name:  John J. Brennan                                  Name:  John J. Brennan
Title:    Chairman, Chief Executive Officer, and        Title:    Chairman, Chief Executive Officer, and
             Trustee                                                 Trustee

Vanguard Whitehall Funds                                Vanguard CMT Funds


By     /S/ JOHN J. BRENNAN                              By     /S/ JOHN J. BRENNAN
       --------------------                                    --------------------
Name:  John J. Brennan                                  Name:  John J. Brennan
Title:    Chairman, Chief Executive Officer, and        Title:    Chairman, Chief Executive Officer, and
             Trustee                                                 Trustee

                                                                               9


Vanguard Specialized Funds                              Vanguard Tax-Managed Funds


By     /S/ JOHN J. BRENNAN                              By     /S/ JOHN J. BRENNAN
       --------------------                                    --------------------
Name:  John J. Brennan                                  Name:  John J. Brennan
Title: Chairman, Chief Executive Officer, and           Title: Chairman, Chief Executive Officer, and
       Trustee                                                 Trustee

Vanguard Chester Funds                                  Vanguard Treasury Fund


By     /S/ JOHN J. BRENNAN                              By     /S/ JOHN J. BRENNAN
       --------------------                                    --------------------
Name:  John J. Brennan                                  Name:  John J. Brennan
Title: Chairman, Chief Executive Officer, and           Title: Chairman, Chief Executive Officer, and
       Trustee                                                 Trustee
Vanguard Florida Tax-Free Funds                         Vanguard Horizon Funds


By     /S/ JOHN J. BRENNAN                              By     /S/ JOHN J. BRENNAN
       --------------------                                    --------------------
Name:  John J. Brennan                                  Name:  John J. Brennan
Title: Chairman, Chief Executive Officer, and           Title: Chairman, Chief Executive Officer, and
       Trustee                                                 Trustee

Vanguard California Tax-Free Funds                      Vanguard Institutional Index Funds


By     /S/ JOHN J. BRENNAN                              By     /S/ JOHN J. BRENNAN
       --------------------                                    --------------------
Name:  John J. Brennan                                  Name:  John J. Brennan
Title: Chairman, Chief Executive Officer, and           Title: Chairman, Chief Executive Officer, and
       Trustee                                                 Trustee

Vanguard Balanced Index Fund                            Vanguard Bond Index Funds


By     /S/ JOHN J. BRENNAN                              By     /S/ JOHN J. BRENNAN
       --------------------                                    --------------------
Name:  John J. Brennan                                  Name:  John J. Brennan
Title: Chairman, Chief Executive Officer, and           Title: Chairman, Chief Executive Officer, and
       Trustee                                                 Trustee

Vanguard Massachusetts Tax-Exempt Funds                 Vanguard Admiral Funds


By     /S/ JOHN J. BRENNAN                              By     /S/ JOHN J. BRENNAN
       --------------------                                    --------------------
Name:  John J. Brennan                                  Name:  John J. Brennan
Title: Chairman, Chief Executive Officer, and           Title: Chairman, Chief Executive Officer, and
       Trustee                                                 Trustee


                                 ACKNOWLEDGMENT

     We, Heidi Stam and Pauline C. Scalvino, have read the attached power of attorney and are the persons identified as the agents for the Registrants. We hereby acknowledge that in the absence of a specific provision to the contrary in the power of attorney or in 20 Pa.C.S. when we act as agents:

         We shall exercise the powers for the benefit of the Registrants.

         We shall keep the assets of the Registrants separate from our assets.

         We shall exercise reasonable caution and prudence.

         We shall keep a full and accurate record of all actions, receipts, and disbursements on behalf of the Registrants.


Date:  SEPTEMBER 20, 2005
       -------------------


                                                    /S/ HEIDI STAM
                                                 ------------------------------
                                                                     Heidi Stam


                                                    /S/ PAULINE C. SCALVINO
                                                 ------------------------------
                                                            Pauline C. Scalvino

--------------------------------------------------------------------------------
                               PROPOSED RESOLUTION

                         APPROVAL OF A POWER OF ATTORNEY
--------------------------------------------------------------------------------



     RESOLVED, that the proposed Power of Attorney, in substantially the form presented to this meeting, constituting and appointing Heidi Stam and Pauline C. Scalvino each with full power to act alone) as attorneys-in-fact and agents for
(i) each of the Directors, Trustees, principal executive officer and principal financial and accounting officer of the investment companies that are listed in the proposed Power of Attorney (each of such investment companies, a "Vanguard Company"); and (ii) each of the Vanguard Companies, for the purpose of executing and filing for and on behalf of the Vanguard Companies all requisite papers and documents with the U.S. Securities and Exchange Commission and the offices of the securities administrators of the states and similar jurisdictions of the United States to comply with the applicable laws of the United States, any individual state or similar jurisdiction of the United States, is hereby approved and may be executed by each designated Director/Trustee, officer and Vanguard Company.

                                INDEX TO EXHIBITS

Investment Advisory Contract. . . . . . . . . . . . . . . Ex-99.D